AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON September 21, 2026

1933 Act Registration File No.: 333-272579

1940 Act File No.: 811-23883

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 25	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 27	☑

THE 2023 ETF SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(855) 843-2534

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, WI 53204	W. John McGuire, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☑	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 25 to the Registration Statement of The 2023 ETF Series Trust (the “Trust”) is being filed to add one series, the Transamerica International Equity Active ETF, to the Trust.

SUBJECT TO COMPLETION

Dated September 21, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus [ ], 2026

Fund	Ticker
Transamerica International Equity Active ETF	TAVI

Listed on [ ].

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica International Equity Active ETF – FUND SUMMARY

Investment Objective

The Transamerica International Equity Active ETF (the “Fund”) seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(1)	[ ]%
Total Annual Operating Expenses	[ ]%
Fee Waiver And/Or Expense Reimbursement(2)	[ ]%
Total Annual Operating Expenses After Waiver/Reimbursement	[ ]%

(1)	Based on estimated amounts for the current fiscal year.

(2)	Contractual arrangements have been made with the Fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through [ ] to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed [ ]%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements cannot be terminated prior to [ ] without the Board of Trustees’ consent.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s).] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, including depositary receipts. The securities held by the Fund may be denominated in both U.S. dollars as well as the local currency. The Fund invests primarily in common stocks and other equity securities of companies having a market capitalization of at least USD $1 billion, and which are domiciled in, or operate principally from, developed market countries. The Fund considers developed market countries to be those represented in the MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”). The MSCI EAFE Index is designed to track the performance of stocks across 21 developed markets, excluding the United States and Canada. The Fund may invest up to 15% of its net assets in securities of companies not represented in the MSCI EAFE Index, including companies domiciled or operating within the United States and Canada, and within that 15% non-MSCI EAFE basket, up to 10% of the Fund’s net assets may be invested in securities of companies domiciled or operating within emerging markets countries. For this purpose, the Fund considers emerging markets companies to be those represented in the MSCI Emerging Markets Index (designed to track performance across 24 developing nations).

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As part of its principal investment strategy, the Fund will invest in common stock and other types of equity securities globally, across U.S. and non-U.S. stock exchanges, including investments in depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the Fund generally seeks to maintain broad international exposure, at times, depending on the Sub-Adviser’s (defined below) assessment of market conditions and available investment opportunities, the Fund may invest significantly in a limited number of countries (no fewer than 3), regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks. To this end, while the Fund’s sector investments are expected to change over time, the Fund currently expects to have significant exposure to the financial sector.

The Fund’s investment sub-adviser, Great Lakes Advisors, LLC (the “Sub-Adviser” or “Great Lakes”), selects Fund investments by applying a bottom-up, fundamental research process that seeks to diversify risk exposure and mitigate downside risk. The Sub-Adviser’s Process prioritizes stock selection as the primary driver of performance with a focus on four principal criteria:

●	Attractive valuation and return potential of a security under consideration – based both on an absolute basis (i.e., analysis of a single investment’s fundamentals) and a relative basis (comparisons across fundamentals of multiple investment options);

●	Durable business models and franchises with earnings resiliency (companies with potential for lasting profitability across varied economic cycles);

●	Value creating management teams with positive incentives and appropriate governance – evidenced by leadership building, sustained wealth, fair compensation structures and effective board and corporate oversight protocols; and

●	Excellent balance sheets reflecting strong cash flows, low debt and valuable assets (among other balance sheet elements), and/or “misunderstood” balance sheets reflecting undervalued companies (based on perceived financial weakness) that are actually financially strong and represent a potential value investment opportunity.

The Sub-Adviser utilizes this fundamental research process alongside a proprietary quantitative framework for idea generation and portfolio construction. Every company considered for inclusion in the Fund’s portfolio is evaluated in a multi-factor, sector-neutral model that is designed to be the analytical representation of the Sub-Adviser’s fundamental investment process. An independent quality score is assigned to each issuer to ensure a robust, heuristically unbiased, independent “check-and-challenge” to the fundamental process.

As part of the evaluation of a company, the Sub-Adviser may consider environmental, social, and corporate governance (“ESG”) factors in the investment process. The Sub-Adviser’s investment team seeks to identify material ESG factors that have the potential to impact a company’s financial performance, valuation, and risk/return. Governance is an explicit consideration in the Sub-Adviser’s investment process, with an emphasis on incentives, alignment, and track record of shareholder-friendly capital allocation and value creation. Environmental and social considerations are evaluated more implicitly; return on invested capital is the lynchpin of the Sub-Adviser’s valuation work, and the Sub-Adviser seeks to identify businesses with what it believes are attractive and sustainable returns on capital. A variety of ESG factors contribute to the Sub-Adviser’s analysis, both in terms of valuation upside and downside protection in risk management. What the Sub-Adviser deems to be material ESG matters are included among the standard determinations in the Sub-Adviser’s investment process. The Sub-Adviser’s ESG analysis is subjective and ESG factors are not determinative in the Sub-Adviser’s investment process. The Sub-Adviser may conclude that other attributes of a company outweigh ESG factors when making investment decisions.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

An investment in the Fund entails risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Market Risks – The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

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The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund’s investments, and generally for economies and markets in the U.S. and elsewhere.

Equity Securities Risks – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Foreign Investments Risks – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Emerging Markets Risks – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.

Currency Risks – The value of the Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. The Fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.

Depositary Receipts Risks – The risks of investments in depositary receipts, such as ADRs, are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of, or may be less liquid than, their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

International Closed Market Trading Risks. To the extent the Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

Large Capitalization Companies Risks. The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Small and Medium Capitalization Companies Risks – The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

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Value Investing Risks. The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Financial Sector Risks – Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Sector Focus Risks – To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.

Country Focus Risks – To the extent the Fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Management Risks – The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Large Shareholder Risks – A significant portion of the Fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the Fund. For example, the Fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the Fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the Fund’s total expenses to increase.

Active Trading Risks – The Fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.

Cybersecurity Risks –  Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or shareholder data (including private share-holder information), or proprietary information, cause the Fund or its service providers (including, but not limited to, the Fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. Cybersecurity incidents may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

ETF Risks -

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

New Fund Risks -- The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – Great Lakes may consider sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the Fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The Sub-Adviser may consider sustainability and/or ESG factors on a meaningful portion of the Fund’s investments. The Sub-Adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the Sub-Adviser’s investment process, and the Sub-Adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the Fund’s security selection process may impact the Sub-Adviser’s investment decisions and may affect the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the Fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the Sub-Adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.

Valuation Risks – Certain investments may be more difficult to value than other types of investments. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.

Performance

No performance is shown for the Fund. Performance will appear in a future version of this Prospectus once the Fund has a full calendar year of performance to report to investors.

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Updated performance information will be available on the Fund’s website at www.transamerica.com/investments-fund-center or by calling 1-888-893-8988.

Management:

Investment Adviser:

Transamerica Asset Management, Inc. (“Adviser” or “TAM”)

Investment Sub-Adviser:

Great Lakes Advisors, LLC (“Sub-Adviser” or “Great Lakes”)

Portfolio Manager:
Ray Wicklander III, CFA	Portfolio Manager	since [ ] 2026

Investment Trading Sub-Adviser:

Tidal Investments LLC (“Tidal”), a Tidal Financial Group company

Portfolio Managers:
Andy Hicks	Portfolio Manager	since [ ] 2026
Qiao Duan, CFA	Portfolio Manager	since [ ] 2026

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (APs) (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.transamerica.com/investments-fund-center.

Tax Information

Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains except when your investment is an individual retirement account (“IRA”), 401(k) or other tax-advantaged account investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Fund Summary. The preceding section summarizes the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for the Fund. A summary is not all-inclusive, and the Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Fund’s investments and strategies is contained in the Statement of Additional Information (the “SAI”). See the back cover of this Prospectus for information about how to receive the SAI.

Investment Objective

The investment objective of the Fund is to seek to provide long-term growth of capital.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of the 2023 ETF Series Trust (the “Trust”) and at least 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund has a policy to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, including depositary receipts.

The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders prior to any such change.

Manager of Managers Structure

The Adviser acts as a manager of managers for the Fund pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). The Adviser has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits the Adviser, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the Fund’s shareholders, to:

1.	employ a new unaffiliated sub-adviser for the Fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

2.	materially change the terms of any sub-advisory agreement; and

3.	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the exemptive order, the Fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to their respective shareholders.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Temporary Defensive Strategies

For temporary defensive purposes during adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, short-term U.S. government securities (e.g., bills, notes or bonds issued by the U.S. Treasury) and/or short-term bond ETFs. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:

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Active Trading Risks – The Fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may generate greater amounts of short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.

Country Focus Risks – To the extent the Fund focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the Fund may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Currency Risks – The value of the Fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and they are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund may be positively or negatively affected by government strategies intended to make the U.S. dollar, or other currencies to which the Fund has exposure, stronger or weaker. Currency markets generally are not as regulated as securities markets, and currency risk may be particularly high to the extent the Fund invests in foreign securities or currencies that are economically tied to emerging market or frontier market countries. The Fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective. Derivatives that provide exposure to foreign currencies are also subject to these risks.

Cybersecurity and Operations Risks – The Fund, and its service providers and distribution platforms, and your ability to transact with the Fund, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the Fund, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. Cybersecurity incidents may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. A cybersecurity incident or operational issue may disrupt the processing of Fund or shareholder transactions, impact the Fund’s ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to the Fund and its shareholders. Cybersecurity and operational incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of the Fund and its service providers to plan for or mitigate such risks. Issuers of securities in which a fund invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to a fund by its service providers. The Fund cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the Fund and its shareholders.

Depositary Receipts Risks – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the Fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets Risks – Investments in securities of issuers located or doing business in emerging markets bear heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging market countries typically have less developed and less stable economic and political systems and regulatory and accounting standards, potentially making it difficult to evaluate issuers. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation, and may be based on only a few industries. Such countries typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a public health emergency or natural disaster. Certain emerging markets may also face other significant internal or external risks, including the risk of war or terrorism, and ethnic, religious or racial conflicts. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will, and such investors are more likely to experience nationalization, expropriation and confiscatory taxation. Such policies may change abruptly. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and extreme price volatility, which could make security valuations more difficult. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, and the fund may experience problems or delays with the clearing and settling of trades that are not typically experienced in more developed markets. Investments in emerging markets countries may have restrictions that make it difficult or impossible for a fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies. Some securities issued by emerging market governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government.

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An investment in emerging market securities should be considered speculative. Investments in emerging markets countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

Equity Securities Risks – Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and generally have greater risk of loss than debt securities. Equity securities include, among others, common and preferred stocks, convertible securities, and warrants or rights. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed-income securities, and fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. Because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. If the market prices of the equity securities owned by a fund fall, the value of your investment in the fund will decline. If a fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company. These risks are generally magnified for investments in equity securities of distressed companies. A fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

ETF Risks -

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

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●	Trading. Although Shares are listed for trading on a national securities exchange, such as [ ] (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Financial Sector Risks – To the extent the Fund invests a significant portion of its assets in the financial sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit rating downgrades resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Foreign Investments Risks – Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign markets can be less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly and unpredictably, because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as U.S. companies are. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult or impossible for the Fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in an inability to execute transactions or delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Such settlement issues could affect the Fund’s performance and the liquidity of its portfolio. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S. tax considerations may apply.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by unfavorable governmental actions such as the imposition of capital and price controls; nationalization of companies or industries; currency exchange controls, currency blockage, or restrictions on the expatriation of foreign currency; expropriation of assets; confiscatory taxation; or the imposition of punitive taxes. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value.

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Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. In addition, it is often more expensive for the Fund to buy, hold, and sell securities in certain foreign markets than in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In general, the less developed a country’s securities markets are, or the more difficult communication is with that location, the greater the likelihood of custody issues arising.

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are generally subject to all of the risks that direct investments in foreign securities are.

Sanctions or other government actions against certain countries could negatively impact the Fund’s investments in securities that have exposure to that country. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.

International Closed Market Trading Risks. To the extent the Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

Large Capitalization Companies Risks – The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Large Shareholder Risks – The Transamerica Asset Allocation funds designated Conservative, Moderate, Moderate Growth and Growth, the Transamerica Asset Allocation Horizon Funds designated Short, Intermediate and Long, each a separate series of Transamerica Funds, as well as the Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Diversified Equity Allocation, Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying fund. Certain Asset Allocation Funds may invest in TAM-sponsored ETFs that have investment objectives and strategies similar to certain series of Transamerica Funds and Transamerica Series Trust. Other investment vehicles, including Transamerica collective investment trust funds, and institutional investors may also own a significant portion of a fund’s shares.

Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.

Transactions by a large shareholder may be disruptive to the management of a fund. A fund may experience large redemptions or investments due to transactions in fund shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund’s performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a fund’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a fund’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.

Management Risks – The value of your investment in a fund may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results. For example, the value of your investment in a fund may go down if its investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. A fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by its investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. A fund’s investment strategies may not work as intended or may otherwise fail to produce the desired results. In addition, a fund’s investment strategies or policies may change from time to time. Legislative, regulatory or tax developments may also affect the investment techniques available to an investment manager or sub-adviser in connection with managing a fund. Those changes and developments may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the fund. Any of these things could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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Market Risks – The market prices of the Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. To the extent the Fund may overweight its investments in certain sectors, industries, issuers, or geographies, such position will increase the Fund’s exposure to the risk of loss from adverse developments affecting those sectors, industries, issuers, or geographies. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the Fund’s securities and assets fall, the value of your investment will go down. The Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including the Fund’s securities.

Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments.

The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund’s investments and generally for economies, and markets in the U.S. and elsewhere and, in the case of Transamerica Government Money Market, the Fund’s ability to maintain a $1.00 share price. Similarly, political events within the United States at times have resulted, and may in the future result, in a failure to approve a budget for the federal government and a subsequent shutdown of government services, which in turn could negatively affect the U.S. economy, decrease the value of Fund investments, and increase uncertainty in or impair the operation of securities markets in the United States and elsewhere. Changes in interest rates and levels of inflation also could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the United States and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

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New Fund Risks – The Fund is newly-formed and investors in the Fund bear the risk that the sub-adviser may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, or that the Fund may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur the expenses of liquidation.

Sector Focus Risks – To the extent the Fund invests more heavily in a particular market sector, the value of the Fund’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.

Small and Medium Capitalization Companies Risks – Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Smaller capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – Great Lakes may consider sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the Fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” A sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the Fund’s investments. A sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in a sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of a fund’s security selection process may impact a sub-adviser’s investment decisions and may affect a fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact a fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact a sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.

Valuation Risks – Certain investments may be more difficult to value than other types of investments. Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third party pricing services, securities that trade in relatively thin or volatile markets, or securities that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its net asset value. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.

Value Investing Risks –  The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Non-Principal Risks of Investing in the Fund

In addition to the principal risks of investing in the Fund described above, investors should also be aware of certain non-principal risks. These include the risks listed below, as well as additional risks discussed in the SAI.

Cash Management and Defensive Investing Risks – The value of investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed-income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, the Fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the Fund’s yield will go down. If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

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Conflicts of Interest Risks – TAM, an indirect wholly owned subsidiary of Aegon Ltd. and part of Aegon Asset Management (“AAM”), and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this risk, “Transamerica”) are engaged in a variety of businesses and have interests other than those related to managing the Fund. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.

Certain actual and potential conflicts of interest are described below. A further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Other conflicts may arise from time to time.

TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.

Activities on Behalf of Other Funds and Accounts. Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts, accounts in which Transamerica or its personnel have an interest, and other investment vehicles. Certain other funds and products have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, and could have an adverse impact on the fund’s performance. These other accounts and products may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more other funds or products, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or other funds or products, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds or products. Transamerica may receive more compensation, including a performance allocation, with respect to certain other funds or products than is received with respect to a fund. TAM has developed allocation policies and procedures that provide that TAM will make investment decisions and allocate investment opportunities consistent with its fiduciary duties.

Selection of Service Providers. TAM and certain of its affiliates provide services including investment management, administration, sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and earn fees from these relationships with the funds. TAM and its affiliates face conflicts of interest when the funds select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. As part of AAM, TAM is aligned under AAM. The funds expect to engage unaffiliated service providers that in certain cases also provide services to Transamerica or other funds or products or that hire Transamerica to provide services to the service providers’ clients. These service providers may have business, financial or other relationships with Transamerica, which may influence TAM’s recommendation of these service providers for the funds.

Sales Incentives and Relationships. Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will benefit from increased amounts of assets under management. Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or other funds or products, and such parties may receive compensation from Transamerica or the funds or other accounts in connection with such relationships. Transamerica and/or the funds’ sub-advisers or their affiliates, make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the funds. Transamerica also receives revenue sharing and/or 12b-1 payments from certain of the funds’ sub-advisers or their affiliates. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.

Transamerica Insurance Companies. The performance of certain funds impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of certain variable insurance contracts. Other funds managed by TAM are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies, and some of these funds are structured as funds of funds which invest in certain of the funds. TAM’s investment decisions and the design of the applicable funds, including the strategies the funds utilize, may be influenced by these factors. Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information.

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Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica mutual fund or TAM-sponsored ETF. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for certain funds of funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. This could result in the selection of Transamerica mutual funds or TAM-sponsored ETFs that may perform less well or have higher total expenses than unaffiliated funds. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica mutual fund or TAM-sponsored ETFs rather than an unaffiliated fund for inclusion in a fund of funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying Transamerica mutual funds and TAM-sponsored ETFs for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying Transamerica mutual funds and TAM-sponsored ETFs for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica mutual funds and TAM-sponsored ETFs to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.

Investments in Transamerica Funds. TAM manages or advises funds and other accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund.

Fund Structuring and Changes. TAM may have a financial incentive to implement or not to implement certain changes to the funds. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, or where the change reduces amounts required to be waived and/or reimbursed by TAM, or where the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts. TAM personnel may also be incentivized to recommend changes to the funds that result in additional assets being sub-advised by an affiliated sub-adviser.

Sub-Advisory Fee Discount Arrangements. The aggregation of assets of multiple funds and/or other funds or products for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds or otherwise, as applicable, gives rise to actual and/or potential conflicts of interest that could disadvantage the funds and their shareholders. Sub-advisory fee discount arrangements create an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund.

Valuation of Investments. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by

TAM may also result in improved performance of the funds.

Allocation of Fund Expenses. From time to time, TAM will be required to decide whether certain fees, costs and expenses should be borne by a fund, on the one hand, or TAM on the other hand, and/or whether certain fees, costs and expenses should be allocated between or among funds and/or other parties. TAM is faced with a conflict when allocating fees, costs and expenses. TAM will make allocation determinations in a fair and reasonable manner using its good faith judgment, notwithstanding its interest (if any) in the allocation.

Potential Limitations and Restrictions on Investment Transactions. TAM may restrict or limit investment decisions and activities on behalf of the funds in various circumstances. These circumstances include instances where TAM is in receipt of confidential or material non-public information, or where a fund, individually or together with other Transamerica funds or accounts, exceeds certain ownership, voting or control thresholds. Restrictions or limitations on the ability to execute investment transactions could have an adverse impact on a fund.

Other Relationships and Benefits. Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to TAM’s and/or its affiliates’ relationships or other business dealings with such parties.

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Sub-Advisers. The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. For example, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients which gives rise to actual or potential conflicts of interest. A sub-adviser may also limit or restrict its investment decisions and activities on behalf of a fund in various circumstances, including as a result of information held by the sub-adviser or applicable regulatory requirements. A sub-adviser and/or its respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund.

Early Close/Late Close/Trading Halt Risks – An exchange or market may close early, close late or issue trading halts generally or on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Expenses Risks – Your actual costs of investing in the Fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered Fund or class, if average net assets are lower than estimated. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Legal and Regulatory Risks – Legal and regulatory changes could occur that may adversely affect the Fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service (“IRS”), the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Operational Risks – Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including as a result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Strategies and Style Risks – Investment strategies and styles with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different strategy or style. The Fund may employ a combination of strategies and/or styles that impact its risk characteristics.

PORTFOLIO HOLDINGS INFORMATION

Information about the Fund’s daily portfolio holdings will be available on the Fund’s website at www.transamerica.com/investments-fund-center. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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MANAGEMENT

Investment Adviser

Transamerica Asset Management, Inc. (the “Adviser”), located at 1801 California Street, Suite 5200, Denver, Colorado 80202, is an SEC registered investment adviser and a Florida Corporation. The Adviser has been a registered investment adviser since 1996. As of [ ], the Adviser had assets under management of approximately $[ ] billion and served as the investment adviser or sub-adviser for [ ] registered funds.

The Adviser serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser is also responsible for, among other things, overseeing Great Lakes and Tidal, including regular review of Great Lakes’ and Tidal’s performance. For the services provided to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as set forth in the table below. The Adviser pays the Sub-Advisers out of the management fee it receives from the Fund.

As of the date of this prospectus the Fund had no operating history.

Fund	Advisory Fee
Transamerica International Equity Active ETF	[ ]

Investment Sub-Advisers

Great Lakes

Great Lakes Advisors, LLC, located at 231 S. LaSalle St., 4th Floor, Chicago, IL 60604, serves as an investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Great Lakes (the “Great Lakes Sub-Advisory Agreement”). Great Lakes is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the oversight of the Board. For its services, Great Lakes is paid a fee by the Adviser, calculated daily and paid monthly, at an annual rate of the average daily net assets of the Fund.

Tidal

Tidal Investments LLC (“Tidal”), a Tidal Financial Group company, located at 234 West Florida St., Suite 700, Milwaukee, Wisconsin 53204, serves as an investment trading sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Tidal (the “Tidal Sub-Advisory Agreement”). Tidal is responsible for trading portfolio securities and financial instruments, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. For its services, Tidal is paid a fee by the Adviser, calculated daily and paid monthly, at an annual rate of the average daily net assets of the Fund.

Advisory and Sub-Advisory Agreements

The Great Lakes Sub-Advisory Agreement and the Tidal Sub-Advisory Agreement are referred to individually below as a “Sub-Advisory Agreement.” A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement and each Sub-Advisory Agreement will be available in the Fund’s Financial Statements and Other Information that will be filed as part of the Fund’s first [Semi-/Annual] Certified Shareholder Report filed on Form N-CSR for the period ending [ ].

Portfolio Managers

The Fund is managed by the portfolio managers listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership in the Fund.

Name	Adviser	Position Over Past Five Years
Ray Wicklander III, CFA	Great Lakes Advisors, LLC	Portfolio Manager of the Fund since 2026. Portfolio Manager on the Fundamental Equity Team for Great Lakes Advisors, LLC’s Strategic Large Cap Value and Global and International Value strategies. Portfolio Manager with Great Lakes Advisors, LLC since 2019.
Andy Hicks	Tidal Investments LLC	Portfolio Manager of the Fund since 2026, Portfolio Manager with Tidal Investments LLC since 2025. Mr. Hicks previously served as Director of ETF Portfolio Management, Trading, and Research at SS&C ALPS Advisors for over ten years. Prior to SS&C ALPS Advisors, Mr. Hicks held roles as a Senior Equity Trader and Research Analyst with Virtus Investment Partners, specializing in equity and ETF trading, and a head equity trader for SCM Advisors.
Qiao Duan, CFA	Tidal Investments LLC	Portfolio Manager of the Fund since 2026, Portfolio Manager with Tidal Investments LLC since 2020.

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HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

In order to purchase Creation Units of the Fund, an AP must generally deposit a designated portfolio of equity securities (the “Deposit Securities”) and/or a designated amount of U.S. cash. Purchases and redemptions of Creation Units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs. These costs could include brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. These costs could be imposed on the Fund, and thus decrease the Fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an AP. Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares of the Fund are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to Authorized Participants, and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the Fund or its shareholders. In addition, frequent trading of shares of the Fund by Authorized Participants and arbitrageurs is critical to ensuring that the market price remains at or close to NAV.

Determination of Net Asset Value

NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time).

When determining NAV, the value of the Fund’s portfolio investments is determined pursuant to the Trust’s valuation policy and the Adviser’s fair valuation policy and procedures. In general, the value of the Fund’s portfolio investments is based on market prices of securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service.

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Fair Value Pricing

Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee with responsibility for fair valuation subject to oversight by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, pursuant to the Trust’s valuation policy, the investment will be fair valued in accordance with the Adviser’s fair valuation policy and procedures, which were approved by the Board. An investment may be fair valued in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay out dividends and interest income, if any, quarterly. The Fund intends to distribute any net realized capital gains to its shareholders at least annually.

The Fund will declare and pay income and capital gain distributions, if any, at least annually. The Fund is permitted to declare and pay dividends of its net investment income and net capital gains, if any, to its shareholders more frequently. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Dividend Reinvestment Service

Brokers may make available to their customers, who own Fund shares, the Depository Trust Company’s book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to an investment in the Fund. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. An investment in the Fund may have other tax implications. Please consult a tax advisor about the applicable federal, state, local, foreign or other tax laws. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Tax Status of the Fund. The Fund intends to elect and to qualify for the special tax treatment afforded a regulated investment company (“RIC”) under the Code. From a U.S. federal income tax perspective, the Fund is treated as a separate corporation within the Trust. If the Fund meets certain minimum distribution requirements, as a RIC it is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements, it would result in Fund-level taxation if certain relief provisions were not available, and consequently a reduction in income available for distribution to shareholders. Unless you are a tax-exempt entity or your investment in the Fund’s shares is made through a tax-advantaged arrangement (such as a 401(k) plan or individual retirement account) you need to be aware of the possible tax consequences when the Fund makes distributions, you sell Fund shares and you purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions. In general, distributions are subject to federal income tax when they are paid, whether the distributions are taken in cash or reinvested in the Fund. The income dividends and short-term capital gains distributions received from the Fund will be taxed as either ordinary income or qualified dividend income. Distributions from the Fund’s short-term capital gains are generally taxable as ordinary income. Subject to certain limitations, dividends that are reported by the Fund as qualified dividend income are taxable to non-corporate shareholders at rates applicable to capital gains, provided certain requirements are met. Any distributions of the Fund’s net capital gains (generally the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain regardless of how long Fund shares have been owned by an investor. Long-term capital gains are generally taxed to non-corporate shareholders at reduced rates relative to ordinary income.

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The Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. The Fund’s net capital loss carryforwards do not expire. The Fund must apply such carryforwards first against gains of the same character. Generally, the Fund may not carry forward any losses other than net capital losses (i.e., ordinary losses). The Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of the investor basis in the Fund’s shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend. These holding period requirements will also apply to investor ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged. Additionally, income derived in connection with the Fund’s securities lending activities will not be treated as qualified dividend income. The Fund’s investment strategies may limit its ability to make distributions eligible to be treated as qualified dividend income.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of Fund shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategies may significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.

If an investor lends Fund shares pursuant to securities lending arrangements, the investor may lose the ability to treat Fund dividends (paid while Fund shares are held by the borrower) as qualified dividend income or as eligible for a dividends-received deduction. Please consult a financial intermediary or tax advisor to discuss the particular circumstances.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January, but declared by the Fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to an investor in the calendar year in which they were declared.

A distribution will reduce the Fund’s NAV per Fund share and may be taxable to a shareholder as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

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Your financial intermediary will inform you of the amount of your ordinary income dividends, qualified dividend income, dividends-received deduction, net capital gain distributions and other applicable tax attributes. This annual shareholder tax reporting information will be issued shortly after the close of each calendar year.

The Fund’s investments may be subject to complex provisions of the Code (including provisions relating to wash sales, hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries, capital gains and/or other sources of income or proceeds may be subject to foreign income taxes withheld at the source and/or that are self-assessed. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance, since the amount of the assets to be invested within various countries is not known. In some cases, the Fund may seek a refund in respect of taxes paid to a non-U.S. country, but the Fund runs the risk that its efforts will not be successful, resulting in additional expenses with no corresponding benefits. In addition, the Fund runs the risk that its pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. It may be determined that the Fund should not seek a refund, even if the Fund is entitled to one. The process of seeking a refund may take years, and the outcome of efforts to obtain a refund for the Fund is inherently uncertain. Accordingly, a refund (less related estimated or actual tax liabilities, if applicable) is not typically reflected in the Fund’s net asset value until the refund is determined to be collectible and free from significant contingencies. In some cases, the amount of such refunds could be material to the Fund’s net asset value. If a shareholder redeems shares of the Fund before a refund (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that refund.

If more than 50% of the total assets of the Fund at the close of its taxable year consist of certain foreign stocks or securities, the Fund may elect to “pass through” to shareholders certain foreign income taxes (including withholding taxes) paid by the Fund. If the Fund makes such an election, the shareholder will be considered to have received as an additional dividend the shareholder’s share of such foreign taxes, but the shareholder may be entitled to either a corresponding tax deduction in calculating the shareholder’s taxable income, or, subject to certain limitations, a credit in calculating the shareholder’s federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be reduced and/or any foreign tax credits passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced by an amount equal to all or a portion of such refund.

Taxes on Share Sales. Each sale of shares of the Fund will generally be a taxable event. Assuming shares of the Fund are held as a capital asset, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term capital gain or loss if Fund shares have been held for more than one year and as short-term capital gain or loss if Fund shares have been held for one year or less, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares. Any loss realized on a sale will be disallowed to the extent shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of such shares. The ability to deduct capital losses may be limited.

Taxes on Creations and Redemptions of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

If the Trust does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Fund’s shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units. The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Fund’s shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of the securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. In such case, it is solely incumbent upon the purchaser to provide adequate advance notification to the Trust of its intention to not recognize gain or loss upon the exchange of securities for Creation Units.

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If the Fund redeems Creation Units in cash in addition to, or in place of, the delivery of a basket of securities, it may bear additional costs and recognize more capital gains than it would if it redeems Creation Units in-kind.

Certain Tax-Exempt Investors. The Fund, if investing in certain limited real estate investments, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in the Fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors. Certain tax-exempt educational institutions will be subject to excise taxes on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Investments in Certain Foreign Corporations. The Fund may invest in foreign entities classified as passive foreign investment companies or “PFICs” or controlled foreign corporations or “CFCs” under the Code. PFIC and CFC investments are subject to complex rules that may under certain circumstances adversely affect the Fund. Accordingly, investors should consult their own tax advisors and carefully consider the tax consequences of PFIC and CFC investments by the Fund before making an investment in the Fund. Fund dividends attributable to dividends received from PFICs generally will not be treated as qualified dividend income. Additional information pertaining to the potential tax consequences to the Fund, and to the shareholders, from the Fund’s potential investment in PFICs and CFCs can be found in the SAI.

Non-U.S. Investors. Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax (other than distributions reported by the Fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, the Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest, and the Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of Fund shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

Pursuant to the Foreign Account Tax Compliance Act, unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining U.S. tax documentation that is in good order.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number (including via Form W-9) or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States. Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining U.S. tax documentation that is in good order.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886 (note that other types of shareholders are subject to different thresholds). Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. The Fund may be subject to tax in certain states where the Fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

For example, most states permit investment companies, such as the Fund, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as the relevant Fund meets all applicable state requirements. The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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Important Tax Considerations When Purchasing Fund Shares

If you are investing through a taxable account, you should carefully consider the timing of your investment relative to the Fund’s distribution schedule. Purchasing Fund shares shortly before a distribution may increase your tax liability, a situation commonly referred to as “buying a dividend.” When the Fund makes a distribution, its share price typically drops by an amount roughly equal to the distribution. As a hypothetical example, if you invest $5,000 to purchase 250 shares at $20 per share on December 15, and the Fund pays a $1 per share distribution on December 16, the share price would adjust to $19 (ignoring market fluctuations). Although your total investment value remains $5,000 (250 shares × $19 in share value plus 250 shares × $1 distribution), you would owe taxes on the $250 distribution, even if you reinvest the distribution rather than receiving it in cash.

Distributions are taxable to shareholders even if they are paid from income or gains realized by the Fund before you invested, and even if they were reflected in the purchase price of the shares. Consequently, you may incur taxes on income or gains that accrued before your investment, without corresponding benefit.

Unless you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement plan, you may wish to avoid purchasing Fund shares shortly before a distribution. You can minimize the potential tax impact by reviewing the Fund’s distribution schedule prior to investing. When available, information about the Fund’s distribution schedule can be found on the Fund’s website at www.transamerica.com/investments-fund-center.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section titled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group (dba ACA Group), (the “Distributor”), the Fund’s distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the funds in the Trust, including the Fund, are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because such fees are paid out of Fund assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year and calendar quarters of the current year (or the life of the Fund) will be available on the Fund’s website at www.transamerica.com/investments-fund-center.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s distributor, breaks them down into individual shares of the Fund, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares of the Fund. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the Fund that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights for the Fund. The Financial Highlights table is intended to help you understand the Fund’s performance for the Fund’s periods of operations. Because the Fund has not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

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Transamerica International Equity Active ETF

Adviser	Transamerica Asset Management, Inc. 1801 California Street, Suite 5200 Denver, Colorado 80202	Sub-Adviser	Great Lakes Advisors, LLC 231 S. LaSalle St., 4th Floor Chicago, IL 60604
Administrator, Custodian, and Transfer Agent	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286	Sub-Adviser	Tidal Investments LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204
Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Independent Registered Public Accounting Firm	[ ]
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the investments of the Fund and certain other additional information. A current SAI dated [ ], as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

When available, you can request free copies of these documents, request other information, such as the Fund’s financial statements, or make general inquiries about the Fund by contacting the Fund at The 2023 ETF Series Trust c/o The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, visiting the Fund’s website at www.transamerica.com/investments-fund-center, or calling 1-888-893-8988.

These documents and other information about the Fund will also be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at www.sec.gov;

●	Free of charge from the Fund’s Internet website at www.transamerica.com/investments-fund-center; or

●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

The SAI and other information are also available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.

(SEC Investment Company Act File No. 811-23883)

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SUBJECT TO COMPLETION

Dated September 21, 2026

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Statement of Additional Information
 [ ], 2026

Fund	Ticker
Transamerica International Equity Active ETF	TAVI

Listed on [ ].

This Statement of Additional Information (the “SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Transamerica International Equity Active ETF (the “Fund”), a series of The 2023 ETF Series Trust (the “Trust”), dated [ ], 2026, as may be revised from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 1-888-893-8988, visiting www.transamerica.com/investments-fund-center, or writing to the Fund at The 2023 ETF Series Trust, c/o The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286.

The Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to the Fund’s Annual Financial Statements and Other Information as well as the Fund’s most recent annual Certified Shareholder Report, each of which will be filed on Form N-CSR (File No. 811-23883). When available, a copy of the Fund’s annual Certified Shareholder Report may be obtained at no charge by contacting the Fund at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple investment series. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 23, 2023, as amended and restated as of September 14, 2023 (the “Declaration of Trust”). This SAI relates solely to the Fund. The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares of the Trust into separate series. Pursuant thereto, the Trustees have created the Fund. Additional series may be added in the future from time to time.

Transamerica Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Fund. Great Lakes Advisors, LLC (“Great Lakes”) and Tidal Investments LLC (“Tidal”) serve as the investment sub-advisers to the Fund. Great Lakes and Tidal are sometimes referred to individually as a “Sub-Adviser” or collectively, as the “Sub-Advisers.”

In addition, Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor, and The Bank of New York Mellon serves as the Fund’s transfer agent and custodian, and also provides administrative services to the Fund. References to the “Adviser” in this SAI are solely in relation to the Fund and not any other series of the Trust.

The Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). The Fund generally offers and issues shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Fund’s shares are listed on the [ __ ] (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Fund’s NAV per share. The Fund’s shares are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Fund’s investment objective and principal investment strategies are described in the Prospectus, under “Investment Objective” and “Principal Investment Strategies,” respectively. The following information supplements and should be read in conjunction with the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of such Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of such Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, such Fund may have a greater percentage of its assets invested in securities of fewer issuers.

General Risks

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on Fund performance.

Cyber Security Risk. The Fund, and its service providers and distribution platforms, and your ability to transact with the Fund, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the Fund, the Adviser, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident or operational issue may disrupt the processing of Fund or shareholder transactions, impact the Fund’s ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to the Fund and its shareholders. Cybersecurity and operational incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of the Fund and its service providers to plan for or mitigate such risks. Issuers of securities in which the Fund invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to the Fund by its service providers. The Fund cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the Fund and its shareholders.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Fund as disclosed in the Prospectus, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the relevant Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the relevant Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment, or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities — A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

SEC Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”) permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Debt Securities

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer’s principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The applicable Sub-Adviser attempts to reduce credit and market risk through diversification of the Fund’s portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.

The Fund’s investments in debt securities may subject the Fund to the following risks:

Credit risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with investing in a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the applicable Sub-Adviser or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third party source, such as Moody’s or S&P, to help describe the creditworthiness of the issuer.

Credit ratings risk. The applicable Sub-Adviser may perform its own independent investment analysis of securities being considered for the Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The applicable Sub-Adviser also may consider the ratings assigned by various investment services and independent rating agencies, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories.

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Uncertain Tax Treatment Risk. Investments in debt securities rated below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Extension risk. The market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income risk. The Fund’s income may decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distributions to shareholders that are required for U.S. tax purposes.

Inflation risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment risk. Debt securities, especially bonds that are subject to “calls,” such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as the Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury, commonly known as “TIPS,” have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).

If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign Securities

The Fund may invest directly in foreign securities or have indirect exposure to foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which the Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

Depositary Receipts

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

IPOs /Special Purpose Acquisition Companies (SPACs)/de-SPACs.

The Fund may invest in companies that have recently completed an initial public offer (“IPO”), are derived from a SPAC, or are derived from a de-SPAC business combination. These companies may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. IPOs and stocks derived from SPACs or de-SPAC business combination are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO or relevant transaction prior to the Fund’s purchase. The price of stocks selected may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs and stocks derived from SPACs or de-SPACS business combinations may share similar illiquidity risks of private equity and venture capital. The ownership of many IPOs and stocks derived from SPACS or de-SPACs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO or relevant transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

In addition, SPAC risks include potential pricing misalignment. Further, less-publicly available information exists regarding SPACs than that which is available in connection with traditional IPOS. Early investors in a SPAC may invest on the reputation of the sponsor, which may not reflect the value of the target company. SPACs are speculative investments and are subject to conflicts of interest and fraud risks. SPAC trading pricings, including market prices, may fluctuate significantly. The Fund may invest in a SPAC at a higher price which would reduce the return to shareholders. SPACs may invest proceeds in U.S. treasuries. SPACS produce no income. SPACs have little to no liquidity and often trade at a discount to their net asset values.

Derivative Instruments

The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser. Under Rule 18f-4 of the 1940 Act, if the Fund’s derivatives exposure exceeds a certain threshold, that Fund must establish and maintain a derivatives risk management program, subject to oversight by the Board, and appoint a derivatives risk manager, among other requirements.

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used to modify the effective duration of the Fund’s portfolio investments. Derivative instruments may also be used for “hedging,” which means that they may be used when the applicable Sub-Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations, or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the applicable Sub-Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board and the Adviser.

Because some derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. See “Borrowing” above for more information on the Fund’s obligation to cover or segregate such assets.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the applicable Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While the Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

The staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities and that the assets segregated to cover the Fund’s obligation under an OTC option on securities it has written are considered illiquid. Pending a change in the staff’s position, the Fund will treat such OTC options on securities and “covering” assets as illiquid and subject to the Fund’s limitation on illiquid securities.

Interest rate caps. An interest rate cap is a type of OTC option. The buyer of an interest rate cap pays a premium to the seller in exchange for payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. The floating interest rate may be tied to a reference rate (for example, the London Interbank Offered Rate (“LIBOR”)), a long-term swap rate or other benchmark. The amount of each payment is determined by reference to a specified “notional” amount of money. Interest rate caps do not involve the delivery of securities, other underlying instruments, or principal amounts. Accordingly, barring counterparty risk, the risk of loss to the purchaser of an interest rate cap is limited to the amount of the premium paid.

An interest rate cap can be used to increase or decrease exposure to various interest rates, including to hedge interest rate risk. By purchasing an interest rate cap, the buyer of the cap can benefit from rising interest rates while limiting its downside risk to the amount of the premium paid. If the Fund buys an interest rate cap and the applicable Sub-Adviser is correct at predicting the direction of interest rates, the interest rate cap will increase in value. But if the applicable Sub-Adviser is incorrect at predicting the direction, the interest rate cap will expire worthless.

By writing (selling) an interest rate cap, the seller of the cap can benefit by receiving a premium in exchange for assuming an obligation to make payments at set intervals for which a floating interest rate exceeds an agreed upon interest rate. If interest rates rise above the agreed upon cap, the seller’s obligation to make payments may result in losses in excess of the premium received.

Correctly predicting the value of an interest rate cap requires an understanding of the referenced interest rate, and the Fund bears the risk that the applicable Sub-Adviser will not correctly forecast future market events, such as interest rate movements. Interest rate caps also involve the risks associated with derivative instruments generally, as described herein, including the risks associated with OTC options.

Risks of options. The Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the applicable Sub-Adviser is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the applicable Sub-Adviser did not employ such strategies.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.

When-Issued Securities and Forward Commitments

The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to complete the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield. Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Investment Company Securities

The Fund may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1), subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the stated limits in other registered funds, including ETFs, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Money Market Funds

The Fund may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Fund to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when the Fund sells the shares it owns they may be worth more or less than what the Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits, and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the applicable Sub-Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the applicable Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser, Great Lakes, or Tidal.

The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account (“IRA”), you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Temporary Defensive Strategies

Under normal market conditions, the Fund will invest according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

RECENT MARKET CIRCUMSTANCES

The current political climate has intensified concerns about the relationship between China and the United States, as each country has imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, also may adversely impact the performance of the Fund. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

Russia’s military invasion of Ukraine in February 2022 resulted in the United States, other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. The potential for wider conflict may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities also is affected due to these measures. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent a fund from selling these investments. Any exposure that a fund may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact the fund’s portfolio.

The extent and duration of Russia’s military actions and the repercussions of such actions, including any retaliatory actions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks on other governments, corporations or individuals) are unpredictable, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Rates of inflation have recently risen. Inflation has affected the global economy and global financial markets. Inflation occurs when prices increase and the purchasing power of money decreases. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a fund’s assets can decline as can the value of a fund’s distributions. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Governments around the world, including the U.S. government, have taken steps designed to manage inflation, including raising interest rates, and interest rates may remain elevated or may rise further.

The impact of these developments in the near– and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the relevant Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the relevant Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

7.	Purchase securities of an issuer if such purchase would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund has the following non-fundamental policies, which may be changed without a shareholder vote:

1.	Without providing 60 days prior notice to shareholders, the Transamerica International Equity Active ETF may not change its investment policy to invest, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities, including depositary receipts.

In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any investment company that publicly publishes its underlying holdings on a daily basis. In addition, if an underlying investment company does not publish its holdings daily but has a policy to concentrate or has otherwise disclosed that it is concentrated in a particular industry or group of related industries, the Fund will consider such investment company as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Concentration. The SEC has defined concentration as investing more than 25% of an investment company’s total assets in a particular industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, if entered into and maintained in compliance with Rule 18f-4.

Lending. The 1940 Act does not permit a fund to make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may purchase securities issued by companies that own or invest in real estate (including real estate investment trusts (“REITs”)), securities that are secured by interests in real estate, and securities that represent interests in real estate. The Fund also may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

Commodities. The Fund will not purchase or sell physical commodities or commodities contracts, except that the Fund may purchase: (i) securities issued by companies which own or invest in commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the company.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

Shares of the Fund [are approved for listing and trading] on the Exchange. Shares trade on the Exchange at prices that may differ from their NAV. There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of the Fund’s shares.

The Exchange will consider the suspension of trading in, and will initiate delisting procedures of, the shares of the Fund under any of the following circumstances: (1) if the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) if any of the continued listing requirements set forth in the Exchange’s rules are not continuously maintained; (3) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 record and/or beneficial holders of the Fund’s shares; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares from listing and trading upon termination of the Trust or the Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the relevant Fund.

The base and trading currency of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Board. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The Trustees’ role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies, and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser and the applicable Sub-Adviser(s) provide the Board with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Fund by the Adviser and the Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to renew the advisory agreement with the Adviser and the sub-advisory agreements with the Sub-Advisers, the Board meets with the Adviser and Sub-Advisers to review their services. Among other things, the Board regularly considers their adherence to Fund investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board has designated the Adviser as the Fund’s valuation designee that, subject to the oversight of the Board, is responsible for implementing the Trust’s valuation policy with respect to the Fund and providing reports to the Board concerning Fund investments for which market quotations are not readily available and, thus, are fair valued by the Adviser as valuation designee. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC is recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser and the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, the relevant Sub-Advisers, and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, all of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Robert Howard serves as Chairman of the Board and serves as a liaison for the Board with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and sets the agenda for meetings of the Board. Independent Trustees comprise 100% of the Board. The Trust has determined its leadership structure, in which the Chairman of the Board is an Independent Trustee, is appropriate given the specific characteristics and circumstances of the Trust.

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is The 2023 ETF Series Trust c/o Tidal ETF Services, LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Robert Howard (1971)	Trustee	Since 2023	Founder and Chief Investment Officer, Sierra Brook Capital, LLC (since 2016); Founder and President, Sierra Investments PR LLC (since 2022)	[ ]	Trustee and Chairman of the Board of Trustees of The 2023 ETF Series Trust II (2023-2025)
Steve Sachs (1969)	Trustee	Since 2026	Chief Operating Officer, Goldman Sachs ETF Accelerator (2015-2025)		None

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Joan Binstock (1954)	Trustee	Since 2023	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (since 2018)	[ ]	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Director, Confluence Technologies (since 2023); Independent Director, KKR Real Estate Select Trust Inc. (since 2020); Independent Director, Morgan Stanley Direct Lending Fund (since 2019); Independent Director, BBH Trust ([-] portfolios) (since 2019); Independent Director, Simcorp A/S (2018-2023)
Ellen Needham (1967)	Trustee	Since 2023	Senior Managing Director, State Street Global Advisors (1992-2023); Chairman, SSGA Funds Management, Inc. (2020-2023); President and Director, SSGA Funds Management, Inc. (2001-2023); Director, State Street Global Advisors, Funds Distributors, LLC (2017-2023)	[ ]	Independent Director, Goldentree Opportunistic Credit Fund (June 2025-present); Independent Trustee, Russell Investment Company and Russell Investment Funds ([-] portfolios) (2024-present); Trustee of The 2023 ETF Series Trust II (2023-2025); Interested Director, SSGA SPDR ETFs Europe I plc (2020-2023); Interested Director, SSGA SPDR ETFs Europe II plc (2020-2023); Interested Trustee, State Street Navigator Securities Lending Trust, State Street Institutional Investment Trust, State Street Institutional Funds, State Street Master Funds, SSGA Funds, and Elfun Funds (2019-2023); Director, State Street Variable Insurance Series Funds, Inc. (2019-2023)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Thomas Lydon, Jr. (1960)	Trustee	Since 2023	President, Lydon Asset Management (dba Global Trends Investments) (since 1996); Vice Chairman, VetaFi LLC. (2021-2024); Co-Chief Executive Officer, ETF Flows LLC (2019-2022).	[ ]	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Trustee, Guggenheim Managed Funds (since 2005); Director, US Global Investors, Inc. (since 1995)

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared incompetent by a court of competent jurisdiction, or is removed.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Howard should serve as a Trustee because of his substantial experience in the financial services industry. He is currently the Founder and Chief Investment Officer of Sierra Brook Capital, LLC and Founder and President of Sierra Investments PR LLC. Mr. Howard is a former partner at both Goldman, Sachs & Co. (“GS”) and Kohlberg Kravis Roberts & Co. (“KKR”) as well as a former Managing Director at Harvard Management Company (“HMC”). He spent over 15 years at GS where he was eventually the head of Goldman Sachs Principal Strategies’ Americas equities/credit investment businesses. Subsequently, he was the head of KKR Equity Strategies, KKR’s first-ever hedge fund, and then head of the US long/short equity business within HMC. In addition, Mr. Howard holds the Chartered Financial Analyst designation from the CFA Institute and is currently the Treasurer of the Harvard Club of New Jersey.

The Trust has concluded that Mr. Sachs should serve as a Trustee because of his more than three decades of experience building and leading ETF and mutual fund businesses across global markets. Most recently, Steve served as Global Chief Operating Officer of Goldman Sachs’ ETF Accelerator, where he was a key member of the leadership team that transformed the initiative from concept to a fully built global platform, supporting more than 10 clients and 17 ETFs in the United States and EMEA. Prior to that role, he was Global Head of ETF Capital Markets and Distribution at Goldman Sachs Asset Management, where he was a founding member of the firm’s ETF business and instrumental in designing, developing, and launching 35 ETFs globally. Earlier in his career, Steve led Capital Markets at ProShares, overseeing Capital Markets and street relationships for a $35 billion ETF platform, and held senior trading and leadership positions at Diamond Hill Capital Management, Rydex Investments, Eagle Asset Management, Bank One Investment Advisors, and Nationwide Insurance. A respected industry voice, Steve has contributed to the advancement of ETF market structure and policy through long-standing service on the Investment Company Institute’s (ICI) ETF Advisory Committee and Equity Market Structure Committee, as well as advisory roles with the New York Stock Exchange (NYSE) and Chicago Board Options Exchange (CBOE). Steve holds a Bachelor of Science in Finance (magna cum laude) from Franklin University.

The Trust has concluded that Ms. Needham should serve as a Trustee because she has more than 30 years of experience in the financial services industry, including serving in executive management roles with financial services institutions. Her previous roles include Senior Managing Director of State Street Global Advisors, Head of Global Funds Management, and President of SSGA Funds Management, Inc., director of SSGA Funds Management, Inc., and director of State Street Global Advisors Funds Distributors, LLC. In these roles, Ms. Needham was responsible for managing firm-wide processes that focus on governance, fund structure, sub-adviser oversight, tax, product viability, distribution, ongoing monitoring and regulatory coordination across all products globally. Ms. Needham also served as an interested director for the State Street Institutional Investment Trust, State Street Master Funds, Navigator Trust, SSGA Funds, Elfun Funds, State Street Institutional Funds State Street Variable Insurance Funds, Inc., SPDR Europe I plc, and SPDR Europe II plc.

The Trust has concluded that Ms. Binstock should serve as a Trustee because of the experience she has gained as Chief Financial and Operating Officer of a registered investment adviser for 20 years. Ms. Binstock also is a licensed Certified Public Accountant. She holds a M.B.A. from New York University and a B.A. from the University of Binghamton.

The Trust has concluded that Mr. Lydon should serve as a Trustee because of his extensive experience in the financial services industry. Mr. Lydon currently serves as President of Global Trends Investments, a registered investment adviser. He also serves as a member of the board of U.S. Global Investors, Inc., a registered investment adviser and transfer agent, and Guggenheim Managed Funds, a complex of investment companies. Mr. Lydon previously served as the Vice Chairman of VettaFi, an index provider and digital fund distribution platform.

Board Committees. The Board has established the following committees:

Audit Committee. The Board has an Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee, which provides a mechanism for reporting legal violations. The Audit Committee meets periodically, as necessary, and met [-] times during the most recently completed fiscal year.

Nominating Committee. The Board has a Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary, and met [-] times during the most recently completed fiscal year.

Principal Officers of the Trust.

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is The 2023 ETF Series Trust c/o Tidal ETF Services, LLC, 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis Born: 1973	President	Indefinite term; since 2025	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).
Aaron J. Perkovich Born: 1973	Treasurer	Indefinite term; Since 2025	Senior Vice President of Fund Administration (since 2024), Head of Fund Administration (2023 to 2024) Tidal Investments LLC; Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Ally L. Mueller Born: 1979	Senior Vice President	Indefinite term; since 2025	Senior Vice President of Launches & Client Success Management (since 2025), Vice President of Launches & Client Success Management (2024 to 2025), Head of ETF Launches and Client Success (2023 to 2024), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Vice President, Tidal Trust I (2022 to 2024).
Lissa M. Richter Born: 1979	Vice President and Secretary	Indefinite term; since 2025	Vice President of Fund Governance and Compliance (since 2024), ETF Regulatory Manager, Tidal ETF Services LLC (2021 to 2024); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S. Bancorp Fund Services LLC, (2005 to 2013).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Indefinite term; since 2025	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (2020 to 2023); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Director, Hadron Specialty Insurance Company (since 2023); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021).
Patricia Sturdivant Born: 1982	Assistant Treasurer	Indefinite term; since 2026	Vice President of Fund Administration, Tidal ETF Services LLC (since 2025); VP of Client Program Office (2022 to 2025), AVP of Regulatory Reporting (2018 to 2022), State Street Corporation.

1       Each officer serves at the pleasure of the Board.

Trustee Ownership of Shares. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Fund, including any registered investment company within the same family of funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).

As of the date of this SAI, the Fund has not yet commenced operations and no Shares were outstanding. As a result, none of the Trustees owned shares of the Fund.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned In Series of the Trust
Robert Howard	None	[Over $100,000]
Steve Sachs	None	[None]
Joan Binstock	None	[Over $100,000]
Ellen Needham	None	[None]
Thomas Lydon, Jr.	None	[None]

As of October 31, 2025, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Compensation. Each Independent Trustee is paid a retainer of $120,000 per year for their service on the Board. The Independent Trustees also receive a fee of $5,000 for each special meeting they attend. The chair of the Board receives a $25,000 annual retainer and the chair of the Audit Committee receives a $15,000 annual retainer. The Trust has no pension or retirement plan.

The following table shows the estimated compensation to be earned by each Trustee for the Fund’s fiscal period ending [ ]. Independent Trustee fees are paid by the Fund. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From the Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Robert Howard	$0	$[]
Steve Sachs	$0	$[]
Joan Binstock	$0	$[]
Ellen Needham	$0	$[]
Thomas Lydon, Jr.	$0	$[]

(1)       Compensation is based on estimated amounts for the fiscal year ending [ ]

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of the Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of the date of this SAI, the Fund had not yet commenced operations and no person owned of record or beneficially 5% or more of the Fund’s Shares.

CODES OF ETHICS

The Trust, the Adviser, and each Sub-Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and each Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities, including those that may be purchased or held by the Fund. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust, the Adviser, or a Sub-Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust, the Adviser, or a Sub-Adviser.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. The Adviser has, in turn, delegated its proxy voting responsibilities to Great Lakes. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. Great Lakes has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which are attached hereto as Appendix A.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on (1) the Fund’s website at www.transamerica.com/financial-pro/investments/prospectus, or (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

The Adviser

Transamerica Asset Management, Inc., a Florida corporation, located at 1801 California Street, Suite 5200 Denver, Colorado 80202, serves as the investment adviser to the Fund. The Adviser has been a registered investment adviser since 1996. As of [ __ ], the Adviser had assets under management of approximately $[ __ ] billion and served as the investment adviser or sub-adviser for [ __ ] registered funds.

The Adviser is directly owned by Transamerica Life Insurance Company (77%) (“TLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is owned by Aegon International B.V., which is owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, including, among other things, overseeing Great Lakes, and Tidal, including regular review of Great Lakes’s and Tidal’s performance, all subject to the oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate.

For the services provided to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as set forth in the table below.

Fund	Rate
Transamerica International Equity Active ETF	[ ]

As of the fiscal year ended [ ], the Fund had not commenced operations and there were no fees paid pursuant to the Advisory Agreement.

The Adviser has agreed, under the Fund’s Advisory Agreement, to regularly provide the Fund with investment management services, including management, supervision and investment research and advice, and to furnish a continuous investment program for the Fund’s portfolio of securities and other investments consistent with the Fund’s investment objectives, policies and restrictions, as stated in the Fund’s prospectus and SAI. The Adviser also provides supervisory and administrative services to the Fund, as well as services incidental to the foregoing services. The Adviser is permitted to enter into contracts with sub-advisers, subject to the Board’s approval. The Adviser has entered into sub-advisory agreements, as described below.

As compensation for services performed, the Fund pays the Adviser a fee computed daily at an annual rate of the Fund’s average daily net assets as described above. The Adviser bears all expenses incurred by it in the performance of its duties under the Fund’s Advisory Agreement. The Fund bears all expenses not expressly assumed by the Adviser incurred in the operation of the Fund and the offering of its shares.

The Advisory Agreement for the Fund will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that Fund.

Expense Limitation

The Adviser has contractually agreed to waive fees and/or reimburse fund expenses to the extent necessary to ensure that total annual fund operating expenses do not exceed the amounts set forth in the table below, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business.

The current expense caps are listed in the table set forth below. These arrangements cannot be terminated prior to their stated expiration due date without the Board of Trustees’ consent.

Fund	Expense Cap	Expiration Date of Expense Cap
Transamerica International Equity Active ETF	[ ]%	[ ]

INVESTMENT SUB-ADVISERS

GREAT LAKES

Great Lakes Advisors, LLC, located at 231 S. LaSalle St., 4th Floor Chicago, IL 60604, serves as an investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Great Lakes (the “Great Lakes Sub-Advisory Agreement”). Great Lakes is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the oversight of the Board.

For its services, Great Lakes is paid a fee by the Adviser, calculated daily and paid monthly, at an annual rate as indicated below, of the average daily net assets of the Fund.

Fund	Great Lakes Sub-Advisory Fees [(1)]
Transamerica International Equity Active ETF	[ ]

(1)	[ ].

As of the fiscal year ended [ ], the Fund had not commenced operations and there were no fees paid pursuant to the sub-advisory agreement.

TIDAL

Tidal Investments LLC (“Tidal”), a Tidal Financial Group company, located at 234 West Florida St, Suite 700, Milwaukee, Wisconsin 53204, serves as an investment sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Tidal (the “Tidal Sub-Advisory Agreement”). With respect to the Fund, Tidal is responsible for trading portfolio securities and financial instruments for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. For its services, Tidal is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as set forth in the following table:

Fund	Tidal Sub-Advisory Fee
Transamerica International Equity Active ETF	[ ]

As of the fiscal year ended [ ], the Fund had not commenced operations and there were no fees paid pursuant to the sub-advisory agreement.

SUB-ADVISORY AGREEMENTS

The Great Lakes Sub-Advisory Agreement and the Tidal Sub-Advisory Agreement are referred to individually below as a “Sub-Advisory Agreement.” After the initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the relevant Fund(s); and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, in accordance with the 1940 Act. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the relevant Fund(s), by a majority of the outstanding voting securities of the Fund(s), or by the Adviser on not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust. As used in each Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Manager of Managers Structure

The Adviser acts as a manager of managers for the Fund pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). The Adviser has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits the Adviser, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the Fund’s shareholders, to:

1.	employ a new unaffiliated sub-adviser for the Fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

2.	materially change the terms of any sub-advisory agreement; and

3.	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the exemptive order, the Fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its respective shareholders.

PORTFOLIO MANAGERS

The Fund is jointly and primarily managed by Ray Wicklander III, CFA, a Portfolio Manager for Great Lakes Advisors, LLC and Qiao Duan, CFA, and Andy Hicks, each a Portfolio Manager for Tidal Investments LLC.

Other Accounts Managed by the Portfolio Managers.

In addition to the Fund, the portfolio managers managed the following other accounts as of [ ].

Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed ($M)	Number	Assets Managed ($M)	Number	Assets Managed ($M)
Ray Wicklander III, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Andy Hicks	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Qiao Duan, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

* None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Fund had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation

Great Lakes

Great Lakes’s portfolio managers are eligible for attractive compensation packages comprised of base salaries, annual cash bonuses, and tracking shares. Bonuses for investment professionals are based primarily on their contributions as portfolio managers, but also incorporate other intangibles contributing to Great Lakes’s overall success.

Tidal Financial Group

Each Tidal portfolio manager is compensated by Tidal with a base salary and discretionary bonus based on the financial performance and profitability of Tidal and not based on the performance of the Fund. To the extent a portfolio manager is an equity owner of Tidal, such portfolio manager may benefit indirectly from the revenue generated by the Fund’s Sub-Advisory Agreement with Tidal.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the relevant Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Fund, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Fund. To mitigate these conflicts, the Adviser and each Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares and distributes the shares of the Fund. Shares of the Fund are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares of the Fund in amounts less than a Creation Unit. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.

The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may enter into agreements with securities dealers wishing to purchase Creation Units if such securities dealers qualify as Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement with respect to the Fund must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the relevant Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of the relevant Fund’s outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment.

The Distributor also may provide trade order processing services pursuant to a services agreement with the Trust.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Plan of Distribution with respect to the Fund (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan will be made during the twelve (12) month period from the date of this SAI. Thereafter, 12b-1 fees may be imposed only after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares of the Fund. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) costs of printing and distributing the Fund’s prospectuses, statements of additional information and reports to prospective investors in the Fund; (ii) advertising and marketing expenses and costs involved in preparing, printing and distributing sales literature pertaining to the Fund and reports for persons other than existing shareholders; and (iii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

THE ADMINISTRATOR

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, serves as the administrator to the Fund.

The Fund is new, and BNY Mellon has not received any fees for administrative services to the Fund as of the date of this SAI.

THE CUSTODIAN

Pursuant to a Custody Agreement, BNY Mellon serves as the custodian (the “Custodian”) of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio as required by the 1940 Act.

THE TRANSFER AGENT

BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as transfer agent and dividend disbursing agent of the Fund (the “Transfer Agent”).

PRINCIPAL TRUST ADMINISTRATOR SERVICES

Under a Principal Trust Administrator Services Agreement (the “PTA Agreement”) with the Trust, Tidal ETF Services LLC provides a President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, and Principal Financial Officer, to the Trust. Tidal also provides the following services under the PTA Agreement: (1) board meeting management, (2) Section 15(c) process management, (3) financial and SEC reporting oversight, (4) service provider oversight and operations interface, (5) auditor and tax agent coordination, and (6) regulatory administration services. The PTA Agreement with respect to the Fund continues in effect for an initial five (5) year period. The PTA Agreement is terminable after the initial five (5) year period by either party upon 90 days’ prior written notice to the other party. Thereafter, the PTA Agreement continues until terminated, which may be accomplished by either party providing the other party 90 days’ prior written notice. Notwithstanding the foregoing, the Board will have the right to remove the Officers at any time, with or without cause and without the payment of any penalty.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] , serves as independent registered public accounting firm for the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings.

The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet websites. In addition, the composition of the in-kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of service providers to the Fund involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Fund’s service providers who deal directly with, or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the Trust’s exemptive relief, agreements with the Fund, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information also may be disclosed (i) to other entities that provide services to the Fund, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Fund and (ii) generally after it has been disseminated to the NSCC. The Adviser may also provide certain information concerning the Fund’s portfolio holdings, in a format not available to other current or prospective Fund shareholders, to Authorized Participants in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. This information may or may not reflect the pro rata composition of the Fund’s portfolio holdings.

The Fund will disclose its complete portfolio holdings in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year-end, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose any of the Fund’s portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with this policy. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds (or series) and shares of the fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares of the fund are entitled upon liquidation to a pro rata share in the net assets of that fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. No certificates representing the ownership of shares will be issued except as the Trustees may otherwise determine from time to time. The funds’ shares, when issued, are fully paid and non-assessable.

Each share of a fund has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate a fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, employee, investment adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that each person who is, or has been, a Trustee, officer, or employee of the Trust, or any person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him or her in settlement thereof. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

SHAREHOLDER RIGHTS

Derivative Claims of Shareholders. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders in the name of the Trust or the Fund in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. In addition, the Declaration of Trust provides that actions that are derivative in nature may not be brought directly. Prior to bringing a derivative action, a written demand must first be made on the Trustees by no less than three shareholders who are unaffiliated and unrelated to each other. Further, shareholders who collectively own shares representing 5% or more of all outstanding shares to which the action relates must join in initiating the derivative action. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If upon such consideration a majority of the Trustees who are considered independent for the purposes of considering the demand determine that such a suit should be maintained, then the appropriate officers of the Trust shall either cause the Trust to commence that suit and such suit shall proceed directly rather than derivatively or permit the complaining shareholders to proceed derivatively. If, however, a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund.

Only if required by law shall the Trust be responsible for payment of attorneys’ fees and legal expenses incurred by a shareholder bringing a derivative or direct action. If a demand is rejected, and a court determines that the derivative action was made without reasonable cause or for an improper purpose, or if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration of Trust, the shareholder(s) bringing the action will be responsible for the Fund’s costs, including attorneys’ fees.

No shareholder may bring a direct action unless the shareholder has suffered an injury distinct from that suffered by shareholders of the Trust generally.

Forum for Adjudication of Disputes. The Declaration of Trust provides that Covered Actions must be brought exclusively in the U.S. District Court for the Southern District of New York, or if such action may not be brought in that court, then such action shall be brought in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the Uniform Civil Rules for the Supreme Court, including § 202.70 thereof (each, a “Designated Court”). The Trust, its Trustees, officers, employees and Shareholders (a) waive any objection to venue in either Designated Court, and (b) waive any objection that either Designated Court is an inconvenient forum. This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that such shareholder finds favorable or convenient with respect to disputes with the Trust, the Fund, Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims.

None of the foregoing provisions do not apply to claims under the federal securities laws.

Waiver of Right to Jury Trial. Shareholders waive their right to a jury trial for actions commenced by a shareholder (i) directly, against (a) the Trust or the Fund, (b) its Trustees or officers related to, arising out of or concerning the Trust, its business or operations, and/or (c) otherwise related to, arising out of or concerning the Trust, its business or operations or (ii) derivatively in the right or name of, or on behalf of the Trust or the Fund (“Covered Actions”).

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and Tidal from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Tidal will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

Tidal owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, Tidal chooses the broker/dealer deemed most capable of providing the services necessary to obtain best execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. Tidal will also use electronic crossing networks (“ECNs”) when appropriate.

Tidal may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. Any brokerage and research services that Tidal obtains from broker-dealers using client brokerage commissions are obtained in arrangements that are consistent with Section 28(e) of the Exchange Act. Section 28(e) of the Exchange Act permits Tidal, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Tidal may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to Tidal, but only if Tidal expects the total commission (including the soft dollar benefit) to be comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (2) cause clients to engage in more securities transactions than would otherwise be optimal; and (3) only recommend brokers that provide soft dollar benefits.

Tidal faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because Tidal is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces Tidal’s expenses to the extent that Tidal would have purchased such products had they not been provided by brokers. Section 28(e) permits Tidal to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by Tidal may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by Tidal, effectively cross subsidizing the other accounts managed by Tidal that benefit directly from the product. Tidal may not necessarily use all of the brokerage or research services in connection with managing the particular Fund whose trades generated the soft dollars used to purchase such products.

Tidal is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Although the Fund’s investment objective and strategies may be substantially similar to those of other accounts and funds managed by Tidal, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and portfolio decisions. This may result in trading in the same instruments being done on a different timeline, and/or at an earlier or later time, for these other accounts and funds as compared to for the Fund. The Fund’s portfolio, which is expected to be more concentrated than the portfolios of these other accounts and funds because it is anticipated that it will exclude certain smaller and/or less liquid positions, will generally be rebalanced less frequently than the portfolios of these other accounts and funds. This less frequent rebalancing is anticipated typically to cause trades to be effected in the portfolios of these other accounts and funds before they are effected for the Fund’s portfolio. At times, the Fund’s trades will likely occur after an accumulation of multiple trades that were executed for Tidal’s other accounts and funds, when Tidal determines that a corresponding change is warranted for the Fund. However, despite this difference in trade timelines between the Fund and Tidal’s other accounts and funds, the Fund can and will trade in tandem or nearly in tandem with Tidal’s other accounts and funds if necessitated by market dynamics. When Tidal implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Fund is new and did not pay any brokerage commissions on portfolio transitions as of the date of this SAI.

Directed Brokerage. The Fund is new and therefore none of the Fund, the Adviser, or any Sub-Adviser paid commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or such Sub-Adviser.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Advisers, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Fund is new and did not pay brokerage commissions to affiliated brokers.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year or period. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year or period: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

The Fund is new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

Depository Trust Company (“DTC”) acts as securities depositary for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares of the Fund.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Fund is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares of the Fund (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares of the Fund. The Trust recognizes DTC or its nominee as the record owner of all shares of the Fund for all purposes. Beneficial Owners of shares of the Fund are not entitled to have such shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares of the Fund.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares of the Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Fund held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of shares of the Fund, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Fund issues and redeems its shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit,” generally in-kind for securities and a “Cash Component,” as described below, or, under certain circumstances, in cash for the value of such securities (see “Cash Purchase Method” described below). The Fund reserves the right to utilize “custom baskets” as permitted by Rule 6c-11 under the 1940 Act, provided the conditions of the rule are met. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of the Fund’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of the Fund’s securities market index, if applicable. Second, if different baskets are used in transactions on the same business day (as defined below), each basket after the initial basket would constitute a custom basket. For example, if the Fund exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if the Fund substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The NAV of the Fund’s shares is determined once each business day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.

Purchase (Creation). The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any business day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The Fund will not issue fractional shares. A business day is, generally, any day on which the Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the shares of the relevant Fund (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each business day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous business day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the relevant Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.

Cash Purchase Method. The Trust may at its discretion permit full or partial cash purchases of Creation Units of the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee and any other applicable fees, taxes, and additional variable charges. The Adviser may retain all or a portion of the creation transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the creation transaction fee is designed to cover.

All orders to purchase shares directly from the Fund, including custom orders, must be placed for one or more Creation Units in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook or applicable order form. The Custodian will notify the Distributor of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the applicable cut-off time on such business day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the relevant Fund or its agents by no later than the contractual settlement date (the “Settlement Date”) for the Fund, which is generally the business day after the Order Placement Date. However, the Fund reserves the right to settle transactions on a basis other than the Business Day after the Order Placement Date.

All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. Upon written notice to the Distributor, such canceled order may be resubmitted the following business day using the Fund Deposit as newly constituted to reflect the then current NAV of the relevant Fund.

The order shall be deemed to be received on the business day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook, order form, and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the business day following the day on which the purchase order is deemed received by the Distributor. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the business day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares of the relevant Fund on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by the time set forth in the Participant Agreement on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the relevant Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income, and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a creation transaction fee as set forth below under “Creation Transaction Fee” may be charged and an additional variable charge also may apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject or revoke an order for Creation Units in respect of the Fund for any reason (provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s positions thereunder) including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying net asset value of the relevant Fund, the Trust does not intend to suspend acceptance of orders for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard creation transaction fee for the Fund, regardless of the number of Creation Units created in the transaction, is listed in the table below.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Transamerica International Equity Active ETF	$[ ]	[2%]

The Fund may adjust the creation transaction fee from time to time. The creation transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate adjustments of the Fund’s portfolio in a more efficient manner than could have been achieved without such order.

Investors who use the services of an Authorized Participant, a broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if such shareholder purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a business day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares of the Fund in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each business day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities, as announced by the Custodian on the business day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the shares of the Fund being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of the relevant Fund’s shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption Method. Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Redemption Transaction Fee. A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, is listed in the table below.

In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Transamerica International Equity Active ETF	$[ ]	[2%]

The Fund may adjust the redemption transaction fee from time to time. The redemption transaction fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Investors who use the services of an Authorized Participant, a broker or other such intermediary may be charged a fee for such services, which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transaction costs. The Adviser may retain all or a portion of the redemption transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the redemption of a Creation Unit, which the redemption transaction fee is designed to cover.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares of the relevant Fund through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected, unless, to the extent contemplated by the Participant Agreement, collateral is posted in an amount equal to a percentage of the value of the missing shares of the relevant Fund as specified in the Participant Agreement (and marked to market daily).

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares of the relevant Fund to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than one business day after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive redemption proceeds in cash.

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the relevant Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund also may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Pursuant to the Participant Agreement, an Authorized Participant submitting a redemption request is deemed to make certain representations to the Trust regarding the Authorized Participant’s ability to tender for redemption the requisite number of shares of the Fund. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares of the Fund to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not business days for the Fund, shareholders may not be able to redeem their shares, or to purchase or sell shares on the Exchange, on days when the NAV of the relevant Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the securities owned by the Fund or determination of the NAV of the shares of the Fund is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by The Bank of New York Mellon and determined at the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per share, the Fund’s investments are generally valued using readily available market quotations. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. A market quotation is not “readily available” if it is deemed not to be reliable. Valuations for the Fund’s investments may be obtained from an exchange, a pricing service, or a major market maker (or dealer), and based on a readily available price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Adviser may use various pricing services, or discontinue the use of any pricing service. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market quotations are not readily available or such valuations do not reflect current market value, the Trust’s valuation policy requires the Adviser, as the Fund’s Board-approved valuation designee, to determine an investment’s fair value in accordance with the Trust’s valuation policy. In determining such fair value, the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices). In these cases, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market quotation were readily available. In addition, particularly for the Fund’s foreign securities holdings or assets, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments also may be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Transamerica International Equity Active ETF intends to pay out dividends and interest income, if any, [quarterly]. Distributions of remaining net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares of the Fund are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund intends to make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. [If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the relevant Fund at NAV per share.] Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussions in the prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended to be a substitute for careful tax planning. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged account.

The following general discussion of certain U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information should be read in conjunction with the section in the prospectus entitled “Dividends, Distributions and Taxes--Tax Information.”

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Taxation of the Fund. The Fund intends to elect and intends to qualify each year to be treated as a RIC under Subchapter M of the Code. As such, the Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (including for this purpose, dividends, taxable interest, the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, its assets must be diversified so that (a) at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that it controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay the Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

As discussed more fully below, the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year.

Although the Fund intends to distribute substantially all of its net investment income and its capital gains for any taxable year, if the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. If the Fund failed to satisfy the Distribution Requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described in the second paragraph of this section “Taxation of the Fund.”

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax liability will be entirely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward to offset its capital gains in future years. The Fund is permitted to carry forward a net capital loss to offset its capital gains, if any, in years following the year of the loss. The Fund is permitted to carryforward indefinitely a net capital loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the relevant Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. Moreover, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Taxation of Shareholders – Distributions. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The Fund will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction, the portion of dividends which may qualify for treatment as qualified dividend income, and the amount of exempt-interest dividends, if any.

Subject to certain limitations, dividends reported by the Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. Dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividends are paid is tradable on an established securities market in the United States. A dividend generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the stock on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the stock becomes ex-dividend (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the NAV) with respect to such dividend or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before such date, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. The holding period requirements described in this paragraph apply to shareholders’ investments in the Fund and to the Fund’s investments in underlying dividend-paying stocks. Dividends treated as received by the Fund from an underlying Fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying RIC or REIT. A Fund’s participation in the lending of securities may affect the amount, timing, and character of distributions to its shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income.

Certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) when distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction generally available to corporations under the Code. Dividends received by the Fund from REITs will not be eligible for that deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to shares, they may be denied a portion of the dividends-received deduction with respect to those shares. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible for a dividends received deduction.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code. This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

Distributions from the Fund’s net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their shares. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Distributions that are reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if offered by your broker-dealer, will nevertheless be taxable dividends to the same extent as if such dividends had been received in cash.

A 3.8% tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of shares) are generally taken into account in computing a shareholder’s net investment income.

The Fund’s shareholders will be notified annually by financial intermediaries, such as brokers, through which a shareholder holds Fund shares as to the federal tax status of all distributions made by the Fund. Shareholders who have not held the Fund’s shares for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund. Distributions of ordinary income and capital gains also may be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Taxation of Shareholders – Sale of Shares. In general, a sale of shares that a shareholder holds as a capital asset results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A sale of shares held for a period of one year or less at the time of such sale will, for tax purposes, generally result in short-term capital gains or losses, and a sale of those held for more than one year will generally result in long-term capital gains or losses. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%.

Gain or loss on the sale of shares is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares.

A loss realized on a sale of shares may be disallowed if substantially identical shares are acquired (whether through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains).

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxation of Fund Investments. Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to annually mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions to its shareholders in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC.

Certain investments made by the Fund may be treated as equity in passive foreign investment companies (“PFICs”) for federal income tax purposes. In general, a PFIC is a foreign corporation (i) that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and nondeductible interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing Fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to the Distribution Requirement applicable to RICs, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax at the Fund level, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Gains from the sale of stock of PFICs also may be treated as ordinary income. Amounts included in income each year by the Fund arising from a qualified electing Fund election, will be “qualifying income” under the Qualifying Income Requirement even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. In order for the Fund to make a qualified electing Fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its returns from these investments.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund.

A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Foreign Taxes. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consist of certain foreign securities (generally including foreign government securities), then the Fund should be eligible to file an election with the IRS that may enable its shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Pursuant to this election, the Fund would treat the applicable foreign taxes as dividends paid to its shareholders. Each such shareholder would be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If the Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs, (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.

Foreign Shareholders. Distributions derived from taxable ordinary income and paid by the Fund to shareholders who are nonresident aliens or foreign entities will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Any foreign shareholders in the Fund may be subject to U.S. withholding and estate tax and such shareholders are urged to consult their own tax advisors concerning the applicability of such taxes and the proper withholding form(s) to be submitted to the Fund. A foreign shareholder who fails to provide an appropriate series of IRS Form W-8 may be subject to backup withholding (discussed below) at the appropriate rate.

Dividends reported by the Fund as (i) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the Fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or as a short-term capital gain dividend. Short-term capital gain dividends received by a nonresident alien individual who is present in the United States for a period of periods aggregating 183 days or more during the taxable year are not exempt from the 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S. withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source interest and dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay additional amounts in respect to any amounts withheld. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of the Fund’s common shares.

A beneficial holder of shares of the Fund who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it also is attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances. Any capital gain or loss realized upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year, and otherwise will be short-term capital gain or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year, and otherwise, will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in any deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss might be deductible.

Certain Potential Tax Reporting Requirements. Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Tax Matters. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income or franchise tax in Delaware if the Fund qualifies as a RIC for federal income tax purposes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FINANCIAL STATEMENTS

Financial statements and annual reports for the Fund will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s annual Certified Shareholder Report at no charge by calling 1-888-893-8988 or through the Fund’s website at www.transamerica.com.

APPENDIX A

13.	Proxy Voting Policies and Procedures

13.1	Statement of Policy

Proxy voting is an important right of shareholders and reasonable care, and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients, unless otherwise agreed upon with the particular client. When the Firm retains the proxy voting authority, the Firm has a fiduciary duty to vote proxies in the best interest of its clients and in accordance with these policies and procedures (this “Proxy Voting Policy”). The Firm may decide to not vote proxies in proprietary pilot accounts.

To administer this Proxy Voting Policy, the Firm has created a Proxy Committee comprised of senior personnel of the Firm, including portfolio management, Operations and Compliance departments.

13.2	Risks

In developing these policies and procedures, The Firm considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

●	The Firm’s proxy voting policies and procedures are not reasonably designed to ensure that proxies are voted in the best interests of the Firm’s clients;

●	Proxies are not identified and processed in a timely manner;

●	Proxies are not voted in clients’ best interests;

●	Conflicts of interest between the Firm and a client are not identified or resolved appropriately;

●	The Firm does not conduct an investigation reasonably designed to ensure that its voting determinations are not based on materially inaccurate or incomplete information;

●	Third-party proxy voting services retained by the Firm do not vote proxies according to the Firm’s instructions and in clients’ best interests;

●	The Firm does not conduct appropriate evaluation and oversight of the third-party proxy voting services retained by the Firm;

●	Proxy voting records, client requests for proxy voting information, and the Firm’s responses to such requests, are not properly maintained;

●	The Firm lacks policies regarding clients’ participation in class actions.

The Firm has established policies and procedures to mitigate these risks.

13.3	Use of Third-Party Proxy Voting Service

While the voting of proxies remains a fiduciary duty of the Firm, the Firm may contract with service providers to perform certain functions with respect to proxy voting, subject to the oversight by the Firm, as described in these procedures.

If or when GLA decides to rely on the recommendations of a proxy advisory firm versus our own extensive internal research, GLA: 1) would determine if the proxy advisory firm has the capacity and competency to make such voting recommendations, and conduct due diligence reviews of the firm; 2) would determine if the proxy recommendations made by the firm are based on materially accurate information; 3) would identify and address any conflicts of interest of the proxy firm to ensure that GLA continues to vote proxies in the best interests of its clients; 4) would review the proxy firm’s consistency of voting with guidelines, fees and disclosures as relevant, and other items; and 5) would adopt policies and procedures reasonably designed to provide sufficient oversight of the proxy advisory firm and review the proxy firm’s services and practices on an on-going or periodic basis.

The Firm has entered into an agreement with Institutional Shareholder Services, Inc. (“ISS”) to provide the Firm with its analysis on proxies and to facilitate the electronic voting of proxies. The Firm has instructed ISS to execute all proxies in accordance with the applicable guidelines, except with respect to Special Voting Issues (as defined below) or unless otherwise instructed by the Firm with respect to a particular vote. The Compliance Department manages the Firm’s relationship with ISS.

Proxies relating to securities held in client accounts will be sent directly to ISS. If a proxy is received by the Firm and not sent directly to ISS, the Firm will promptly forward the proxy to ISS. Having ISS complete the actual voting of all proxies provides a central source for the Firm’s proxy voting records.

13.4	Proxy Voting Guidelines for Fundamental Equity and Strategic Fundamental Equity Strategies

ISS’ Standard Guidelines and U.S. Taft-Hartley Guidelines. Except as described below, the Firm will vote proxies for its clients, including the commingled funds managed by the Firm, using ISS’ services in accordance with applicable ISS guidelines. When voting in accordance with ISS guidelines, the Firm will generally apply the ISS’ Standard Guidelines. For the Firm’s Taft-Hartley clients, however, the Firm will vote proxies in accordance with ISS’ U.S. Taft-Hartley Guidelines.

Special Voting Issues. ISS will notify the Firm of certain votes involving, without limitation, certain material mergers and acquisition transactions, reorganizations, capital structure changes, dissolutions, conversions or consolidations, dissident shareholders, contested director elections, and certain social and environmental proposals (“Special Voting Issues”). With respect to all proxies involving Special Voting Issues, a member of the Proxy Committee and the applicable portfolio manager will conduct a more detailed analysis of the issuer or the specific matter to be voted on and will determine whether the Firm will follow ISS recommendations or whether the Firm will make an independent determination on how to vote the proxy in accordance with the best interests of the clients. The Operations Department will send the Firm’s decision on how to vote the proxy to ISS, which will vote the proxy.

Client-Directed Proxies. If a client-directed proxy is in conflict with ISS Guidelines, the Firm will vote in accordance with the client’s proxy guideline. ISS will execute the vote as directed by the Firm.

ISS’ Conflicts and Other Instances of Deviation from ISS Guidelines. In the event that (i) the Firm becomes aware of a conflict of interest between the Firm and ISS, (ii) ISS is unable to complete or provide its research and analysis regarding a security on a timely basis or (iii) the Firm determines that voting in accordance with ISS guidelines is not in the best interest of the client, the Firm will not vote in accordance with ISS guidelines. In such cases, the Firm will make an independent decision on how to vote, which may or may not be consistent with ISS guidelines. ISS will execute the vote as directed by the Firm.

Conflicts of the Firm. In seeking to avoid conflicts, the Firm will vote in accordance with applicable ISS guidelines (i) if an employee of the Firm or one of its affiliates is on the board of directors of a company held in client accounts or (ii) if a conflict of interest exists between the Firm and a client with respect to the issuer. In the event of a conflict of interest between the Firm and a client, the Firm’s voting in accordance with ISS guidelines does not relieve the Firm of its fiduciary obligation to either vote in the client’s best interest or to provide to the client a full and fair disclosure of the conflict and obtain the client’s informed consent.

In the case of ERISA clients, if the investment management agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Firm will vote the proxies in accordance with this Proxy Voting Policy.

When the Firm votes proxies on behalf of the account of a corporation, or a pension plan sponsored by a corporation, in which the Firm’s other clients also own stock, the Firm will vote the proxy for its other clients in accordance with applicable ISS guidelines and the proxy for the corporation or its pension plan’s account as directed by the corporation.

13.5	Abstentions; Determination Not to Vote

The Firm may abstain from voting if the Firm determines that abstention is in the best interests of the client. In making this determination, the Firm will consider various factors, including but not limited to (i) the costs (e.g., translation or travel costs) associated with exercising the proxy and (ii) any legal restrictions on trading resulting from the exercise of the proxy.

Some clients of the Firm participate in securities lending. The Firm will not vote securities that are out on loan within a securities lending program.

13.6	Securities No Longer Owned or Not Held in Models

The Firm will not review the proxy votes for securities that are no longer owned by a client account at the time of the proxy meeting.

To the extent that GLA clients own securities that are not included in its Model Portfolios (as defined by our Strategic Fundamental Equity, Multi-Asset Strategy and Disciplined Equity units), the Proxy Committee may determine that, with the client’s consent, GLA will exercise voting authority as recommended by management of the company, absent a contrary instruction from the client.

Lastly, in cases where a client’s custodian account holds Wintrust Financial Corporation (WTFC) common stock and GLA has discretionary authority to vote all proxies in the client’s account, but no investment authority over the WTFC security, GLA will Abstain from voting all items on the WTFC ballot.

13.7	Proxy Voting Audit Procedures and Oversight of Third-Party Proxy Voting Service

When the Firm is voting in accordance with ISS guidelines, the Operations Department reviews the “pre-populated” votes on the ISS’ electronic voting platform before ISS executes the vote. When voting on Special Voting Issues or in other instances of voting not in accordance with ISS guidelines, the Firm’s Operations Department itself “pre-populates” votes on the ISS’ electronic voting platform before ISS executes the vote.

Periodically, a random sample of the proxies voted by ISS will be audited to ensure ISS is voting in accordance with applicable ISS guidelines or consistent with the Firm’s direction, as applicable. A sample of votes on Special Voting Issues will also be reviewed to evaluate whether the Firm’s voting determinations were consistent with this Proxy Voting Policy and in its clients’ best interest.

Annually, the Proxy Committee will review ISS and its policies and methodologies. This review will include, among others, the following topics and determinations:

●	that ISS has the capacity and competence to adequately analyze proxy issues, including the adequacy and quality of its staffing, personnel and /or technology and any material changes in the ISS staffing and technology since the last review;

●	whether ISS has an effective process for seeking timely input from issuers and its clients with respect to its proxy voting policies, methodologies and peer group constructions;

●	whether ISS engages with issuers, including its process for ensuring that it has complete and accurate information about the issuer and each particular matter, and ISS’ process, if any, for investment advisers to access the issuers’ views about ISS’ voting recommendations;

●	whether the Firm has sufficient information on and understanding of ISS’ methodologies and the factors underlying ISS’ voting recommendations, including an understanding of how ISS obtains information relevant to its voting recommendations and how it engages with issuers and third parties;

●	whether ISS is independent and can make recommendations in an impartial manner in the best interests of the Firm's clients. This analysis will include a review of (i) any ISS actual or potential conflicts known to the Firm, (ii) ISS’ policies and procedures on identifying, disclosing and addressing conflicts of interest, and (iii) whether ISS is disclosing its actual or potential conflicts to the Firm in a timely, transparent and accessible manner;

●	ISS’ internal controls, including but not limited to a review of ISS’ business continuity plan, methodologies with respect to implementing the Firm’s voting instructions, proxy record keeping and internal and independent third-party audit certifications;

●	Any factual errors, potential incompleteness, or potential methodological weaknesses in the ISS’ analysis known to the Firm and whether such errors, incompleteness or weaknesses materially affected ISS’ recommendations. The Firm will also access ISS’ process for disclosure to the Firm and efforts to correct any such identified errors, incompleteness or weaknesses.

Based on the Firm’s assessment of ISS and its service levels, the Firm can make a determination to obtain information about and consider alternative service providers to ISS.

13.8	Disclosure

The Firm will disclose in its Form ADV Part 2A that clients may contact the Firm in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of this Proxy Voting Policy. If a client requests this information, the Client Servicing and Operations Departments will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired: (i) the name of the issuer, (ii) the proposal voted upon and (iii) how the Firm voted the client’s proxy.

A summary of this Proxy Voting Policy will be included in the Firm’s Form ADV Part 2A, which is delivered to all clients. The summary will be updated whenever this Proxy Voting Policy is updated.

As a matter of policy, the Firm does not disclose how it expects to vote on upcoming proxies. Additionally, the Firm does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

13.9	Conflicts of Interest

Any actual or potential material conflict of interest regarding a proposal for which GLA has voting authority due to a business relationship, personal relationship, or familial relationship with GLA or an affiliate of GLA (including employees), the conflict shall be disclosed to the Proxy Committee, and the ballot shall be voted in alignment with recommendations from an independent proxy voting service to be determined at such time required. A business conflict of interest will be considered material if at least 1% of the annual revenue of GLA or “WHAMCO Holding” (GLA and its subsidiaries) is derived from a business relationship with the parties involved. GLA shall in no case vote the shares of Wintrust Financial Corp. (WTFC, GLA’s parent company) that may be held in GLA accounts, and as such no conflict of interest shall exist with respect to such holdings.

13.10	Proxy Voting Record Keeping

The Firm will maintain a record of items 1-3 below in its files. In accordance with its services contract with the Firm, ISS will maintain a record of items 4 and 5 below in its files:

1.	Copies of this Proxy Voting Policy, and any amendments thereto;

2.	A copy of any document the Firm created that was material to making a decision on how to vote proxies, or that memorializes that decision. For votes that are inconsistent with ISS’ guidelines, the Firm must document the rationale for its vote;

3.	A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to such request;

4.	A copy of each proxy statement that the Firm or ISS receives regarding client securities; and

5.	A record of each vote that the Firm casts.

13.11	Class Actions

The Firm does not direct clients’ participation in class actions, as disclosed in Part 2 of Form ADV. The Compliance Department will determine whether to return any documentation inadvertently received by the Firm regarding clients’ participation in class actions to the sender, or to forward such information to the appropriate clients.

13.12	Annual Policy Review

The Proxy Committee will review, no less frequently than annually, the adequacy of this Proxy Voting Policy and the effectiveness of its implementation and determine whether the Policy is reasonably designed to ensure that the Firm casts proxy votes on behalf of its clients in the best interests of such clients.

PART C: OTHER INFORMATION

Item 28.		Exhibits
(a)	(1)	Certificate of Trust of The 2023 ETF Series Trust (the “Registrant” or the “Trust”), dated January 23, 2023, was previously filed with the Registrant’s initial registration statement on Form N-1A on June 9, 2023 and is hereby incorporated by reference.
	(2)	Declaration of Trust of the Registrant, dated as of January 23, 2023, was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is hereby incorporated by reference.
	(3)	Amended and Restated Declaration of Trust of the Registrant, dated as of September 14, 2023, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A on September 22, 2023 and is hereby incorporated by reference.
(b)	(1)	Registrant’s Bylaws, dated January 23, 2023, were previously filed with the Registrant’s initial registration statement on Form N-1A on June 9, 2023 and are hereby incorporated by reference.
	(2)	Registrant’s Amended and Restated Bylaws, dated August 15, 2023, were previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and are hereby incorporated by reference.
(c)		Not applicable.
(d)	(1)	Investment Advisory Agreement, dated August 14, 2023, between the Trust and Eagle Capital Management LLC was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is hereby incorporated by reference.
	(2)	Investment Advisory Agreement, dated August 4, 2023, between the Trust and Brandes Investment Partners, L.P. was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is hereby incorporated by reference.
	(3)	Investment Advisory Agreement, dated October 29, 2024, between the Trust and Atlas Capital Team Inc. was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is hereby incorporated by reference.
	(4)	Investment Advisory Agreement, dated December 17, 2024, between the Trust and Pacific Capital Partners Limited was previously filed with Post-Effective Amendment No. 9 to the Registrant’s registration statement on Form N-1A on June 24, 2025 and is hereby incorporated by reference.
	(5)	Investment Advisory Agreement, dated September 16, 2025, between the Trust and Pictet Asset Management Ltd. was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(6)	Investment Advisory Agreement, dated September 16, 2025, between the Trust and Pictet Asset Management SA (the “Pictet Asset Management SA Advisory Agreement”) was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(7)	Schedule A, dated as of September 16, 2025, to the Pictet Asset Management SA Advisory Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(8)	Investment Advisory Agreement, dated December 10, 2025, between the Trust and Transamerica Asset Management, Inc. (the "Transamerica Advisory Agreement") was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
(1) Revised Schedule A to the Transamerica Advisory Agreement, reflecting the addition of the Transamerica International Equity Active ETF, to be filed by amendment.
	(9)	Investment Advisory Agreement, dated December 19, 2025, between the Trust and TimesSquare Capital Management, LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(10)	Investment Advisory Agreement, dated December 22, 2025, between the Trust and Harrison Street Private Wealth LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(11)	Investment Advisory Agreement, dated [ ], between the Trust and Causeway Capital Management LLC, to be filed by amendment.
	(12)	Investment Sub-Advisory Agreement, dated December 17, 2024, between Pacific Capital Partners Limited and North of South Capital LLP was previously filed with Post-Effective Amendment No. 9 to the Registrant’s registration statement on Form N-1A on June 24, 2025 and is incorporated herein by reference.
	(13)	Investment Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Pictet Asset Management (USA) Corp. was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.

	(14)	Investment Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Pictet Asset Management (Singapore) PTE Ltd. was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(15)	Delegated Services Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management Ltd. and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(16)	Delegated Services Sub-Advisory Agreement, dated September 16, 2025, between Pictet Asset Management SA and Tidal Investments LLC (the “Pictet Asset Management SA Delegated Services Sub-Advisory Agreement”) was previously filed with Post-Effective Amendment No. 17 to the Registrant’s registration statement on Form N-1A on October 27, 2025 and is hereby incorporated by reference.
	(17)	Schedule A, dated January 30, 2026, to the Pictet Asset Management SA Delegated Services Sub-Advisory Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(18)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Aegon USA Investment Management, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(19)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Great Lakes Advisors, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
(1) Revised Schedule A to the Tidal Sub-Advisory Agreement, reflecting the addition of the Transamerica International Equity Active ETF, to be filed by amendment.
	(20)	Investment Sub-Advisory Agreement, dated December 10, 2025, between Transamerica Asset Management, Inc. and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(21)	Investment Sub-Advisory Agreement, dated December 19, 2025, between TimesSquare Capital Management, LLC and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(22)	Investment Sub-Advisory Agreement, dated December 22, 2025, between Harrison Street Private Wealth LLC and Tidal Investments LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(23)	Delegated Services Sub-Advisory Agreement, dated December 26, 2025, between Pacific Capital Partners Limited and Tidal Investments LLC was previously filed with Post-Effective No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and is incorporated herein by reference.
	(24)	Investment Sub-Advisory Agreement, dated [ ], between Causeway Capital Management LLC and Tidal Investments LLC, to be filed by amendment.
(e)	(1)	ETF Distribution Agreement, dated August 1, 2023, between the Trust and Foreside Fund Services, LLC (the “Distribution Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(2)	First Amendment, effective as of October 11, 2024, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, effective as of June 27, 2025, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(4)	Third Amendment, effective as of November 25, 2025, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(5)	Fourth Amendment, effective as of December 18, 2025, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(6)	Fifth Amendment, effective as of [ ], to the Distribution Agreement, relating to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
	(7)	Sixth Amendment effective as of [ ], to the Distribution Agreement, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
	(8)	Form of Authorized Participant Agreement between the Trust and Foreside Fund Services, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
(f)		Not applicable.

(g)	(1)	Custody Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Custody Agreement”) was previously filed with Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form N-1A on October 25, 2024 and is incorporated herein by reference.
	(2)	Amendment, dated October 1, 2024, to the BNY Custody Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, dated December 2, 2025, to the BNY Custody Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(4)	Third Amendment to the BNY Custody Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(5)	Fourth Amendment to the BNY Custody Agreement, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
	(6)	Global Custodial Services Agreement, dated October 9, 2024, between the Trust and Citibank, N.A. was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(7)	Custodian Agreement, dated July 23, 2025, between the Trust and Brown Brothers Harriman & Co. (“BBH”) (the “BBH Custody Agreement”) was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(8)	Amendment, dated January 27, 2026 to the BBH Custody Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(9)	Foreign Custody Manager Agreement, dated July 28, 2023, between the Trust and The Bank of New York Mellon (the “Foreign Custody Manager Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(10)	Amendment No. 2, dated December 2, 2025, to the Foreign Custody Manager Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(11)	Amendment No. 3 to the Foreign Custody Manager Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(12)	Amendment No. 4 to the Foreign Custody Manager Agreement, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
	(13)	Second Amendment, dated [ ] to the BBH Custody Agreement, related to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
(h)	(1)	Fund Administration and Accounting Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Fund Administration and Accounting Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.
	(2)	Amendment, dated October 1, 2024, to the BNY Fund Administration and Accounting Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(3)	Second Amendment, dated December 2, 2025, to the BNY Fund Administration and Accounting Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(4)	Third Amendment to the BNY Fund Administration and Accounting Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(5)	Fourth Amendment to the BNY Fund Administration and Accounting Agreement, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
	(6)	Administrative Agency Agreement, dated July 23, 2025, between the Trust and Brown Brothers Harriman & Co. (the “BBH Administrative Agency Agreement”) was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(7)	Amendment, dated January 27, 2026, to the BBH Administrative Agency Agreement was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(8)	Principal Trust Administrator Services Agreement, dated July 21, 2025, between the Trust and Tidal ETF Services LLC was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(9)	Transfer Agency and Service Agreement, dated July 27, 2023, between the Trust and The Bank of New York Mellon (the “BNY Transfer Agency and Service Agreement”) was previously filed with Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on July 30, 2024 and is incorporated herein by reference.

	(10)	Amendment, dated October 1, 2024, to the BNY Transfer Agency and Service Agreement was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(11)	Second Amendment, dated December 2, 2025, to the BNY Transfer Agency and Service Agreement was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025, and is hereby incorporated by reference.
	(12)	Third Amendment to the BNY Transfer Agency and Service Agreement, relating to the TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF, to be filed by amendment.
	(13)	Fourth Amendment to the BNY Transfer Agency and Service Agreement, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
	(14)	Services Agreement, dated November 5, 2024, between the Trust, Citi Fund Services Ohio, Inc. and Citibank, N.A. was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(15)	Expense Limitation Agreement, dated December 10, 2025, between the Trust and Transamerica Asset Management, Inc. was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(16)	Advisory Agreement between the Atlas America CFC and Atlas Capital Team Inc. to be filed by amendment.
	(17)	Expense Limitation Agreement, dated December 24, 2025, between the Trust and Harrison Street Private Wealth, LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(18)	Fee Waiver Agreement, dated March 10, 2026, between the Trust and Eagle Capital Management, LLC was previously filed with Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and is incorporated herein by reference.
(i)	(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the Eagle Capital Select Equity ETF, Brandes U.S. Small-Mid Cap Value ETF, Brandes U.S. Value ETF, and Brandes International ETF, was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(2)	Consent to Use of Name of Morgan, Lewis & Bockius LLP was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A on September 22, 2023 and is incorporated herein by reference.
	(3)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Atlas America Fund, was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(4)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pacific NoS Global EM Equity Active ETF, was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(5)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI-Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF, was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(6)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Transamerica Bond Active ETF and Transamerica Large Value Active ETF, was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025, and is hereby incorporated by reference.
	(7)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the TimesSquare Quality Mid Cap Growth ETF, TimesSquare Quality Small-Mid Cap Growth ETF, and TimesSquare Quality International Small Cap Growth ETF, was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(8)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Harrison Street Infrastructure Active ETF, was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(9)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Pictet AI Enhanced US Equity ETF, was previously filed with Post-Effective Amendment No. 22 to the Registrant’s registration statement on Form N-1A on February 9, 2026, and is hereby incorporated by reference.
	(10)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Causeway Emerging Markets Equity ETF and Causeway International Equity ETF, to be filed by amendment.
	(11)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, relating to the Transamerica International Equity Active ETF, to be filed by amendment.
(j)		Not applicable.
(k)		Not applicable.

(l)		Subscription Agreement, dated August 1, 2023, between the Trust and RHBP Family, LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
(m)	(1)	Plan of Distribution Pursuant to Rule 12b-1, as revised February 12, 2026, and current Schedule A thereto - filed herewith.
	(2)	Plan of Distribution Pursuant to Rule 12b-1,relating to the Transamerica International Equity Active ETF and Causeway Emerging Markets Equity ETF, to be filed by amendment.
(n)		Not applicable.
(o)		Reserved.
(p)	(1)	Code of Ethics for the Trust was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(2)	Code of Ethics for Eagle Capital Management LLC was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(3)	Code of Ethics for Brandes Investment Partners, L.P. was previously filed with Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A on August 21, 2023 and is incorporated herein by reference.
	(4)	Code of Ethics for Atlas Capital Team Inc. was previously filed with Post-Effective Amendment No. 6 to the Registrant’s registration statement on Form N-1A on November 4, 2024 and is incorporated herein by reference.
	(5)	Code of Ethics for Pacific Capital Partners Limited was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(6)	Code of Ethics for North of South Capital LLP was previously filed with Post-Effective Amendment No. 8 to the Registrant’s registration statement on Form N-1A on November 8, 2024 and is incorporated herein by reference.
	(7)	Code of Ethics for Pictet Asset Management was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(8)	Code of Ethics for Tidal Investments LLC was previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and is incorporated herein by reference.
	(9)	Code of Ethics for Aegon USA Investment Management, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(10)	Code of Ethics for Great Lakes Advisors, LLC was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(11)	Code of Ethics for Transamerica Asset Management, Inc. was previously filed with Post-Effective Amendment No. 19 to the Registrant’s registration statement on Form N-1A on December 10, 2025 and is hereby incorporated by reference.
	(12)	Code of Ethics for TimesSquare Capital Management, LLC was previously filed with Post-Effective Amendment No. 20 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is hereby incorporated by reference.
	(13)	Code of Ethics for Harrison Street Private Wealth LLC was previously filed with Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A on December 23, 2025 and is incorporated herein by reference.
	(14)	Code of Ethics for Causeway Capital Management LLC, to be filed by amendment.
(q)	(1)	Powers of Attorney for Messrs. Howard and Lydon and Mses. Binstock and Needham were previously filed with Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A on September 17, 2025 and are incorporated herein by reference.
	(2)	Power of Attorney, dated April 22, 2026, for Mr. Sachs, previously filed with Post-Effective Amendment No. 23 to the Registrant’s registration statement on Form N-1A on April 27, 2026 and is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with the Fund

As of the date of this registration statement, the Atlas America Fund (the “Parent Fund”) owned 100% of its subsidiary, an exempted company organized under Cayman Islands law (the “Subsidiary”). The Subsidiary’s financial information is reported on a consolidated basis with that of the Parent Fund.

Item 30.	Indemnification

Article IX of the Registrant’s Amended and Restated Declaration of Trust states:

Section 9.2. Limitation of Liability of Trustees and Others. (a) Extent of Duties. No Trustee, officer, or employee of the Trust shall owe any duty, or have any related liability, to any Person whatsoever (including without limitation any Shareholder) other than to the Trust or any Series, and this Declaration of Trust eliminates any such duty arising at law (common or statutory) or in equity and any related liability, to the extent that such duty or liability may be so eliminated.

(b) No Liability to Third Parties. No person who is or has been a Trustee, officer, or employee of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or any Series, in connection with the affairs of the Trust; and all Persons shall look solely to the Trust Property or Property of a Series for satisfaction of claims of any nature arising in connection with the affairs of the Trust or such Series.

Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

All Persons extending credit to, contracting with or having any claim against the Trust or a Series shall look only to the assets of the Trust Property or the Trust Property of such Series for payment under such credit, contract or claim; and neither the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

(c) Limitation of Liability to Trust and Series. No person who is or has been a Trustee, officer or employee of the Trust shall be liable to the Trust or to any Series for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.

(d) No Liability for Acts of Others. Without limiting the foregoing limitations of liability contained in this Section 9.2, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, employee, investment adviser, sub-adviser, principal underwriter, custodian or other agent of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee (or for the failure to compel in any way any former or acting Trustee to redress any breach of trust), except in the case of such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisers

Each of the investment advisers and sub-advisers listed below is duly registered under the Investment Advisers Act of 1940, unless otherwise noted, and serves in the capacity indicated with respect to the applicable Funds. Information concerning the business, profession, vocation or employment of a substantial nature of each firm and its officers is set forth in the applicable Statement of Additional Information and/or in the firm’s Form ADV filed with the Securities and Exchange Commission.

Adviser / Sub-Adviser	Location	Role	Funds Advised / Sub-Advised	Form ADV File No.
Atlas Capital Team Inc.	6 East 1st Street Suite 5A New York, NY 10003	Investment Adviser	Atlas America Fund	801-130378
Brandes Investment Partners, L.P.	4275 Executive Square 5th Floor La Jolla, CA 92037	Investment Adviser	Brandes U.S. Small-Mid Cap Value ETF Brandes International ETF Brandes U.S. Value ETF	801-24896

Adviser / Sub-Adviser	Location	Role	Funds Advised / Sub-Advised	Form ADV File No.
Eagle Capital Management LLC	499 Park Avenue New York, NY 10022	Investment Adviser	Eagle Capital Select Equity ETF	801-48883
North of South Capital LLP	16 Kinnerton Place South, London SW1X 8EH, UK	Sub-Adviser	Pacific NoS Global EM Equity Active ETF	801-116992
Pacific Capital Partners Ltd.	74 Wigmore Street, London W1U 2SQ, UK	Investment Adviser	Pacific NoS Global EM Equity Active ETF	801-121528
Pictet Asset Management SA	60 Route Des Acacias, Geneva, Switzerland	Investment Adviser	Pictet Cleaner Planet ETF Pictet AI Enhanced International Equity ETF Pictet AI & Automation ETF Pictet AI Enhanced US Equity ETF	801-66760
Pictet Asset Management Ltd.	Moor House, 120 London Wall, London, UK	Investment Adviser	Pictet Emerging Markets Rising Economies ETF Pictet Emerging Markets Debt ETF	801-15143
Pictet Asset Management (USA) Corp.	712 5th Avenue 25th Floor, New York, NY 10018	Sub-Adviser	Pictet Emerging Markets Debt ETF	801-120136
Pictet Asset Management (Singapore) PTE Ltd.	10 Marina Blvd #22-01, Tower 2, Marina Bay Financial Centre, Singapore 018983	Sub-Adviser	Pictet Emerging Markets Debt ETF	801-77703
Tidal Investments LLC	234 W Florida Street Suite 700 Milwaukee, WI 53204	Sub-Adviser

Pictet AI & Automation ETF

Pictet Cleaner Planet ETF

Pictet AI Enhanced International Equity ETF

Pictet Emerging Markets Rising Economies ETF

Pictet Emerging Markets Debt ETF

Pictet AI Enhanced US Equity ETF

Transamerica Bond Active ETF

Transamerica Large Value Active ETF

Transamerica International Equity Active ETF

801-76857
Transamerica Asset Management, Inc.	1801 California Street Suite 5200 Denver, CO 80202	Investment Adviser	Transamerica Bond Active ETF Transamerica Large Value Active ETF Transamerica International Equity Active ETF	801-53319
Aegon USA Investment Management, LLC	6300 C Street, SW Cedar Rapids, Iowa 52499	Sub-Adviser	Transamerica Bond Active ETF	801-60667
Great Lakes Advisors, LLC	231 South LaSalle Street 4th Floor Chicago, Illinois 60604	Sub-Adviser	Transamerica Large Value Active ETF Transamerica International Equity Active ETF	801-16937
TimesSquare Capital Management, LLC	75 Rockefeller Plaza 30th Floor New York, New York 10019	Investment Adviser	TimesSquare Quality Mid Cap Growth ETF, TimesSquare Quality Small-Mid Cap Growth ETF and TimesSquare Quality International Small Cap Growth ETF	801-63492

Adviser / Sub-Adviser	Location	Role	Funds Advised / Sub-Advised	Form ADV File No.
Harrison Street Private Wealth LLC	5050 S. Syracuse Street Suite 1100 Denver, Colorado 80237	Investment Adviser	Harrison Street Infrastructure Active ETF	801-72298
Causeway Capital Management LLC	11111 Santa Monica Blvd., 15th Floor Los Angeles, CA 90025	Sub-Adviser	Causeway Emerging Markets ETF and Causeway International Equity ETF	801-[ ]

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund

43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
47.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
48.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
49.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
50.	Davis Fundamental ETF Trust
51.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
54.	Defiance Quantum ETF, Series of ETF Series Solutions
55.	Defiance Retail Kings ETF, Series of ETF Series Solutions
56.	Denali Structured Return Strategy Fund
57.	Dodge & Cox Funds
58.	DoubleLine ETF Trust
59.	DoubleLine Income Solutions Fund
60.	DoubleLine Opportunistic Credit Fund
61.	DoubleLine Yield Opportunities Fund
62.	DriveWealth ETF Trust
63.	EIP Investment Trust
64.	Ellington Income Opportunities Fund
65.	ETF Opportunities Trust
66.	Exchange Listed Funds Trust
67.	Exchange Place Advisors Trust
68.	FIS Trust
69.	FlexShares Trust
70.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
71.	Forum Funds
72.	Forum Funds II
73.	Forum Real Estate Income Fund
74.	GMO ETF Trust
75.	GoldenTree Opportunistic Credit Fund
76.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
77.	Grayscale Funds Trust
78.	Guinness Atkinson Funds
79.	Harbor ETF Trust
80.	Harris Oakmark ETF Trust
81.	Hawaiian Tax-Free Trust
82.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
87.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
89.	Innovator ETFs Trust
90.	Ironwood Institutional Multi-Strategy Fund LLC
91.	Ironwood Multi-Strategy Fund LLC
92.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
93.	John Hancock Exchange-Traded Fund Trust
94.	Kurv ETF Trust
95.	Lazard Active ETF Trust
96.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
97.	Lone Peak Value Fund, Series of World Funds Trust
98.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
99.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
100.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
101.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

102.	Manor Investment Funds
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust

161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III
171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2x Long Ether Daily Target ETF
185.	U.S. Global Investors Funds
186.	Union Street Partners Value Fund, Series of World Funds Trust
187.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
188.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
189.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
190.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
191.	Virtus Stone Harbor Emerging Markets Income Fund
192.	Volatility Shares Trust
193.	WEBs ETF Trust
194.	Wedbush Series Trust
195.	Wellington Global Multi-Strategy Fund
196.	Wilshire Mutual Funds, Inc.
197.	Wilshire Variable Insurance Trust
198.	WisdomTree Trust
199.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Vice President Vice President	None None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101 190 Middle Street, Suite 301, Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Atlas Capital Team Inc.
6 East 1st Street, Suite 5A
New York, New York 10003

Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, California 92037

Eagle Capital Management LLC
65 East 55th Street, 26th Floor
New York, New York 10022

North of South Capital LLP
16 Kinnerton Place South
London SW1X 8EH
United Kingdom

Pacific Capital Partners Limited
74 Wigmore Street
London, W1U 2SQ
United Kingdom

Pictet Asset Management SA
60 Route des Acacias
Geneva, Switzerland

Pictet Asset Management Ltd.
Moor House, 120 London Wall
London, United Kingdom EC2Y

Pictet Asset Management (USA) Corp.
712 5th Avenue, 25th Floor
New York, New York 10019

Pictet Asset Management (Singapore) PTE Ltd.
10 Marina Boulevard #22-01 Tower 2, Marina Bay Financial Centre
Singapore 018983

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Tidal Investments LLC
234 W. Florida Street, Suite 700
Milwaukee, Wisconsin 53204

Tidal ETF Services LLC
234 W. Florida Street, Suite 700
Milwaukee, Wisconsin 53204

Transamerica Asset Management, Inc.
1801 California Street
Denver, Colorado 80202

Aegon USA Investment Management, LLC
6300 C Street, SW
Cedar Rapids, Iowa 52499

Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois 60604

TimesSquare Capital Management, LLC
75 Rockefeller Plaza, 30th Floor
New York, New York, 10019

Harrison Street Private Wealth LLC
5050 S. Syracuse Street, Suite 1100,
Denver Colorado 80237

Causeway Capital Management LLC

11111 Santa Monica Blvd., 15th Floor

Los Angeles, CA 90025

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on September 21, 2026.

The 2023 ETF Series Trust

By:	/s/ Eric Falkeis
Eric Falkeis President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Howard*	Chair and Member of the Board of Trustees	September 21, 2026
Robert Howard

/s/ Joan Binstock*	Member of the Board of Trustees	September 21, 2026
Joan Binstock

/s/ Thomas F. Lydon, Jr.*	Member of the Board of Trustees	September 21, 2026
Thomas F. Lydon, Jr.

/s/ Ellen Needham*	Member of the Board of Trustees	September 21, 2026
Ellen Needham

/s/ Steve Sachs*	Member of the Board of Trustees	September 21, 2026
Steve Sachs

/s/ Eric Falkeis	President (Principal Executive Officer)	September 21, 2026
Eric Falkeis

/s/ Aaron Perkovich	Treasurer (Principal Financial and Accounting Officer)	September 21, 2026
Aaron Perkovich

/s/ Eric Falkeis

*	Eric Falkeis, Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Exhibit (q)(1) and Exhibit (q)(2).

Exhibit Index

Exhibit Number	Exhibit
(m)	Plan of Distribution Pursuant to Rule 12b-1, as revised February 12, 2026